   As filed with the Securities and Exchange Commission on September 6, 2007


                          Registration No. 333-145347

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


      [X] Pre-Effective Amendment No. 2   [ ] Post-Effective Amendment No.


                        (Check appropriate box or boxes)

                               THE MAINSTAY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)

                         Marguerite E.H. Morrison, Esq.
                               The MainStay Funds
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                 With copies to:

Bibb L. Strench, Esq.                                     Sander M. Bieber, Esq.
Sutherland Asbill & Brennan LLP                           Dechert LLP
1275 Pennsylvania Avenue, NW                              1775 I Street, NW
Washington, D.C. 20004                                    Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Title of securities being registered: Class I shares of beneficial interest, par value $0.01 per share, of the following series of the Registrant: MainStay Principal Preservation Fund.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 MCMORGAN FUNDS

                      MCMORGAN PRINCIPAL PRESERVATION FUND

                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104

                         SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 20, 2007

September [24], 2007

Dear Shareholder:

     We are inviting you to attend a special shareholder meeting (the "Special Meeting") of the McMorgan Principal Preservation Fund (the "McMorgan Fund"), a series of McMorgan Funds, to be held at One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007. This package contains information about the proposal to be presented at the Special Meeting and includes materials you will need to provide your voting instructions.

     As a shareholder of the McMorgan Fund, you are being asked to consider and vote upon an Agreement and Plan of Reorganization that would govern the terms of the proposed reorganization of the McMorgan Fund into the MainStay Principal Preservation Fund (the "MainStay Fund"). If the proposed reorganization (the "Reorganization") is approved by the shareholders, you will become a shareholder of the MainStay Fund on the date that the Reorganization occurs. McMorgan Fund shareholders will receive Class I shares of the MainStay Fund. A Proxy Statement/Prospectus that describes the Reorganization and compares the Funds is enclosed. To help you understand the proposal, we also are enclosing with this letter responses to commonly asked questions.

     The Mainstay Fund is a series of The Mainstay Funds, which are mutual funds that are affiliated with McMorgan Funds through the New York Life Insurance Company organization. This Reorganization is part of a larger effort to integrate and consolidate the operations of McMorgan Funds into the general investment management operations of New York Life Investment Management, LLC ("NYLIM") to eliminate redundancies, achieve certain operating efficiencies and to create a stronger, more cohesive family of funds.

     The McMorgan Fund and the MainStay Fund have identical investment objectives and principal investment strategies. The McMorgan Fund is directly managed by McMorgan & Company LLC ("McMorgan & Company"). The MainStay Fund is managed by NYLIM and sub-advised by McMorgan & Company, which makes all of its portfolio investment decisions. Following the Reorganization, McMorgan & Company will continue to be the portfolio manager for the shareholders who were formerly invested in the McMorgan Fund when they become shareholders of the MainStay Fund. Therefore, the Reorganization will maintain continuity of portfolio management for McMorgan Fund investors. In addition, before and after applicable waivers and reimbursements, the MainStay

Fund is expected to have lower annual fund operating expenses and is part of a fund complex that has greater growth prospects than the McMorgan Fund. NYLIM will pay substantially all of the expenses of completing the Reorganization, including proxy solicitation costs.


     At a meeting held on June 6, 2007, the Board of Trustees of McMorgan Funds reviewed the proposal and recommended that the Reorganization be presented to you for consideration. Although the Board of Trustees has approved the Reorganization, the final decision is yours. If the Reorganization is not approved by shareholders, the McMorgan Fund Board will consider other options, which may include liquidating the McMorgan Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal or continuing to operate the McMorgan Fund in its present form for a period of time.

     Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting.

     YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. VOTING YOUR SHARES EARLY WILL AVOID COSTLY FOLLOW-UP MAILINGS AND TELEPHONE SOLICITATIONS.

     TO PROVIDE YOUR VOTING INSTRUCTIONS, YOU MAY USE ANY OF THE FOLLOWING
METHODS:

     - BY INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on you will need the control number found on your proxy card.

     - BY MAIL. Complete, date, and sign your proxy card before mailing it in the enclosed postage-paid envelope.


     - BY TELEPHONE. Have your voting instruction card available. Call 1-800-830-3542 toll free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.


     -    BY ATTENDING THE MEETING. Vote in person at the Special Meeting.

     If you have any questions before submitting your voting instructions, please call us toll free at 1-800-831-1994. We are glad to help you understand the proposal and assist you. Thank you for your participation.

                                        Sincerely,


                                        /s/ Mark Taylor
                                        ----------------------------------------
                                        Mark Taylor
                                        President
                                        McMorgan Funds

                                 MCMORGAN FUNDS

                      MCMORGAN PRINCIPAL PRESERVATION FUND

                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 20, 2007

To Our Shareholders:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of the McMorgan Principal Preservation Fund (the "McMorgan Fund"), a series of McMorgan Funds, will be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time.

     At the Special Meeting, shareholders of the McMorgan Fund will be asked to consider and vote upon the following proposals:

     1. To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Principal Preservation Fund (the "MainStay Fund"), a series of The MainStay Funds, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund; and

     2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and Proposal No. 1 above. You may vote at the Special Meeting if you are the record owner of shares of the McMorgan Fund as of the close of business on August 8, 2007. If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy on the internet or by touch-tone telephone, or by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

     Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact McMorgan Funds for additional information by calling toll-free 1-800-831-1994.

                                        By Order of the Board of Trustees,


                                        /s/ Teresa Matzelle
                                        ----------------------------------------
                                        Teresa Matzelle
                                        Secretary

                                        September [24], 2007

                                   ----------

                                IMPORTANT NOTICE:
YOUR VOTE IS VERY IMPORTANT TO US NO MATTER HOW MANY SHARES YOU OWN. PLEASE VOTE BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO AUTHORIZE YOUR PROXY OVER THE INTERNET OR BY TELEPHONE, OR BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING
   IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE. YOU CAN HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY VOTING YOUR SHARES.

                                   ----------

                 QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

WHAT ARE THE PROPOSED CHANGES TO THE MCMORGAN FUNDS?

You are being asked to approve the reorganization (the "Reorganization") of McMorgan Principal Preservation Fund ("McMorgan Fund") into the MainStay Principal Preservation Fund ("MainStay Fund"), a newly formed fund in the MainStay Fund family.

As part of a larger restructuring plan, shareholders of the McMorgan Intermediate Fixed Income Fund and McMorgan Fixed Income Fund are being asked to approve the reorganization of those funds into the MainStay Institutional Bond Fund, a newly formed fund in the MainStay Fund family. Additionally, shareholders of McMorgan Equity Investment Fund are being asked to approve the reorganization of that fund into MainStay Common Stock Fund. Finally, McMorgan Balanced Fund and McMorgan High Yield Fund will be liquidated.

WHAT WILL I RECEIVE IN EXCHANGE FOR MY SHARES IF THE REORGANIZATION IS APPROVED?


If the Reorganization is approved, you will become a shareholder of the MainStay Fund on the date that the Reorganization occurs and will receive Class I shares of the MainStay Fund in exchange for the shares that you hold in the McMorgan Fund.


WHAT DID THE TRUSTEES CONSIDER WHEN THEY APPROVED THE REORGANIZATION?


The Reorganization was proposed by the investment manager of the McMorgan Funds in large part due to the fact that the relatively small asset size of the McMorgan Funds did not justify the expense of operating the McMorgan Funds as a separate entity and that the prospects for asset growth within the McMorgan Funds were limited.



In reviewing the Reorganization, the Board of Trustees of the McMorgan Funds considered several factors, including the following:


-    the investment management services to be provided to the MainStay Fund;

- the similarities between the investment objectives, strategies, restrictions and risks of the MainStay Fund compared to those of the McMorgan Fund;


- that after applicable waivers and expense reimbursements, the net annual operating expense ratio of the Class I shares of the MainStay Fund is expected to be the same as that of the McMorgan Fund Class shares of the McMorgan Fund;


- the relatively small size and limited growth prospects of the McMorgan Funds, as well as the current plans of New York Life Investment Management LLC ("NYLIM") and its affiliates for marketing the shares of the MainStay Fund;

- the effect that the Reorganization would have on the services to be provided to, and the fees to be paid directly by, the McMorgan Fund shareholders;

- the entities that would provide services to the MainStay Fund other than the investment manager;

-    the governance structure and the trustees and officers of the MainStay
     Funds;


- the terms of the agreements relating to the Reorganization, including valuation procedures, expenses and potential unassumed liabilities;

-    the tax consequences of the Reorganization; and

-    alternatives to the Reorganization and other factors.

WILL THERE BE ANY CHANGES TO THE PORTFOLIO MANAGERS AS A RESULT OF THE PROPOSED CHANGES?

No, the MainStay Fund will be managed by the same team of experienced McMorgan & Company investment professionals that currently manage the McMorgan Funds.

WILL THE INVESTMENT OBJECTIVE AND STRATEGY OF THE MAINSTAY FUND BE DIFFERENT FROM THE MCMORGAN FUNDS?

No. The investment objective and the strategy for both funds are the same. The stated investment objective for both funds is to maximize current income consistent with maintaining liquidity and preserving capital. Both Funds seek to achieve this objective by investing in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of 13 months or less.

ARE THERE INVESTMENT MINIMUMS FOR THE MAINSTAY CLASS I SHARES?

MainStay Class I shares have an initial investment minimum of $5,000,000 for individual investors and no investment minimum for institutional investors. However, existing McMorgan shareholders who receive Class I shares as part of the Reorganization will be exempted from the investment minimums and will also have the ability to open new Class I accounts in any MainStay Fund that offers Class I shares. Please note that if you subsequently close your account, you will need to satisfy the Class I investment minimums if you decide to purchase Class I shares of any MainStay fund at a later date.

WHAT ARE THE TAX IMPLICATIONS FOR THE PROPOSED CHANGES?

The Reorganization is structured as a tax-free reorganization that will not cause a taxable event for shareholders. However, the McMorgan Fund will pay its dividend and capital gains distributions to shareholders as required.

IF APPROVED, WHEN WILL THE PROPOSED REORGANIZATION OCCUR?

If approved by shareholders, the Reorganization will take place on or about November 27, 2007.

WILL MCMORGAN FUND SHAREHOLDERS BEAR THE EXPENSES OF THE REORGANIZATION?


Substantially all of the expenses relating to the Reorganization will be borne by NYLIM.



HAS THE BOARD OF TRUSTEES OF THE MCMORGAN FUNDS APPROVED THE REORGANIZATION?



Yes, the Board of Trustees of the McMorgan Funds has approved the Reorganization and recommends that shareholders vote "FOR" the Reorganization.

                           PROXY STATEMENT/PROSPECTUS

                              SEPTEMBER [24], 2007

                                 MCMORGAN FUNDS
                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 788-9300

                               THE MAINSTAY FUNDS
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (212) 576-7000

                              PROXY STATEMENT FOR:
                      MCMORGAN PRINCIPAL PRESERVATION FUND

                                 PROSPECTUS FOR:
                      MAINSTAY PRINCIPAL PRESERVATION FUND

                                  INTRODUCTION

     This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of McMorgan Funds, a Delaware statutory trust (the "McMorgan Trust"), on behalf of the McMorgan Principal Preservation Fund (the "McMorgan Fund"), for a Special Meeting of Shareholders of the McMorgan Fund ("Special Meeting"). The Special Meeting will be held on Tuesday, November 20, 2007 at 10:00 a.m. Pacific Time, at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

     As is more fully described in this Proxy Statement/Prospectus, shareholders of the McMorgan Fund will be asked to vote on the following proposals:

     1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Principal Preservation Fund (the "MainStay Fund" and, together with the McMorgan Fund, the "Funds"), a series of The MainStay Funds (the "MainStay Trust"), in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund (such transactions are collectively referred to as the "Reorganization"); and

     2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     Because shareholders of the McMorgan Fund are being asked to approve a transaction in which they will become shareholders of the MainStay Fund, this Proxy Statement/Prospectus also serves as a prospectus for the MainStay Fund.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that shareholders of the McMorgan Fund should know about the MainStay Fund before voting on the Reorganization. A Statement of Additional Information ("SAI") dated September [24], 2007 that relates to this Proxy Statement/Prospectus and contains additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The following documents, each of which has additional information about the Funds, also have been filed with the SEC and are incorporated by reference herein:


     1. The McMorgan Fund Class Prospectus and Statement of Additional Information of the McMorgan Fund, each dated November 3, 2006, as supplemented (File Nos. 33-75708, 811-08370);



     2. The Annual Report to Shareholders of the McMorgan Trust for the fiscal year ended June 30, 2007; and



     3. The Prospectus and Statement of Additional Information for The MainStay Funds relating to the MainStay Fund, each dated September 10, 2007 (File Nos. 33-02610, 811-04550).


     You may receive a copy of the most recent prospectuses, statements of additional information and annual and semi-annual shareholder reports for each of the Funds, as applicable, without charge, by contacting NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

     McMorgan Trust and MainStay Trust are both open-end management investment companies, and the Funds are each considered to be diversified. Additional information about the Funds has been filed with the SEC. You may copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY
   STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



SUMMARY...................................................................     1
   The Reorganization.....................................................     1
   McMorgan Trust Board Recommendations...................................     3

COMPARATIVE INFORMATION RELATING TO THE REORGANIZATION....................     3
   Comparison of Investment Objectives and Principal Investment
      Strategies..........................................................     3
   Comparison of Investment Restrictions..................................     4
   Comparison of Risks....................................................     6
   Comparison of Fees and Expenses........................................     7
   Relative Performance...................................................     9
   Comparison of Governing Instruments....................................     9
   Comparison of Investment Management Agreements.........................    11
   Comparison of Dividends and Other Distributions........................    12
   Comparison of Minimum Initial and Subsequent Purchase Amounts..........    13
   Other Comparative Information..........................................    13

INFORMATION ABOUT THE REORGANIZATION......................................    13
   Reasons for the Reorganization.........................................    13
   Board Considerations...................................................    14
   The Reorganization Agreement...........................................    16
   Tax Consequences of the Reorganization.................................    17
   Expenses of the Reorganization.........................................    18
   McMorgan Trust Board...................................................    18
   Capitalization.........................................................    18

INFORMATION ABOUT MANAGEMENT AND OTHER SERVICE PROVIDERS..................    19
   Investment Advisers....................................................    19
   Portfolio Managers.....................................................    19
   Other Service Providers................................................    21

SHAREHOLDER GUIDE.........................................................    21

VOTING INFORMATION........................................................    36

OTHER INFORMATION.........................................................    38

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION...................   A-1

EXHIBIT B: PRINCIPAL SHAREHOLDERS OF THE FUNDS............................   B-1

                                    SUMMARY


     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information about the Funds, please read each Fund's prospectus.


THE REORGANIZATION

     At a meeting held on June 6, 2007, the Board of Trustees of McMorgan Trust (the "McMorgan Trust Board") approved the Reorganization Agreement by a unanimous vote. The Board of Trustees of MainStay Trust (the "MainStay Trust Board") separately approved the Reorganization Agreement at a meeting held on June 7, 2007, also by a unanimous vote. The Reorganization Agreement provides for:

     - the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Fund in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund;

     - the distribution of such Class I shares of the MainStay Fund to the shareholders of the McMorgan Fund in exchange for the McMorgan Fund Class shares of the McMorgan Fund held by such shareholders; and

     -    the subsequent liquidation and dissolution of the McMorgan Fund.

     The Reorganization is subject to approval by the shareholders of the McMorgan Fund. The Reorganization, if approved by shareholders, is scheduled to be effective upon the close of business on November 27, 2007, or on such later date as the parties may agree (the "Closing Date"). As a result of the Reorganization, each shareholder of the McMorgan Fund will become the owner of the number of full and fractional shares of the MainStay Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's McMorgan Fund shares as of the close of business on the Closing Date. The McMorgan Fund offers one class of shares. In the Reorganization, shareholders of the McMorgan Fund will receive Class I shares of the MainStay Fund. See "Information About the Reorganization," below.

     The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization -- Tax Consequences of the Reorganization," below.

     In considering whether to approve the Reorganization, you should note that:

     - The Funds have identical investment objectives and principal investment strategies.

     - McMorgan & Company LLC ("McMorgan & Company"), the manager of the McMorgan Fund, is also the sub-adviser to the MainStay Fund. The same portfolio managers of the McMorgan Fund will manage the portfolio of the MainStay Fund. Therefore, assuming the approval of the Reorganization, when shareholders of the

          McMorgan Fund become shareholders of the MainStay Fund, they will receive continuity of portfolio management.


     - Shareholders of the McMorgan Fund will have the ability as MainStay Fund shareholders to: (1) exchange their shares for shares of other investment portfolios of the MainStay Trust and (2) purchase shares of other investment portfolios of the MainStay Trust, without being subject to any applicable sales loads or investment minimums.


     - Shareholders of the McMorgan Fund will become shareholders of a mutual fund complex that offers approximately 70 mutual funds, substantially more than the McMorgan Trust.


     - The management fees of the McMorgan Fund and MainStay Fund are the same. The net annual fund operating expense ratios of the Funds after applicable waivers and reimbursements are expected to be the same. The McMorgan Fund waivers and expense reimbursements are voluntary and may be discontinued at any time, while the MainStay Fund waivers and expense reimbursements are contractual and can be changed or terminated only with board approval.


     - The MainStay Fund has implemented a small account fee with respect to certain types of accounts. Shareholder invested in the MainStay Fund through such accounts with a balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

     - Although an individual investor investing in the Class I shares of the MainStay Fund ordinarily must initially invest at least $5,000,000 and thereafter may make an additional investment of any amount, McMorgan Fund shareholders receiving Class I shares of the MainStay Fund in the Reorganization will not be subject to any minimum purchase amounts for subsequent Class I share purchases after the Reorganization. There is no minimum initial or subsequent purchase amounts for institutional investors. Please note that if you subsequently close your account, you will need to satisfy the Class I investment minimums if you decide to purchase Class I shares of the MainStay Fund at a later date.


     - NYLIM, and not the Funds, will pay substantially all of the expenses of the Reorganization.


     - The Reorganization is intended to qualify as a tax-free event for the McMorgan Fund shareholders for federal income tax purposes.

     - The Reorganization will not result in a dilution of the economic interests of the McMorgan Fund shareholders because McMorgan Fund shareholders will receive MainStay Fund shares with the same aggregate value as their McMorgan Fund shares.

     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the McMorgan Fund entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder. See "Voting Information," below.

MCMORGAN TRUST BOARD RECOMMENDATIONS

     For the reasons set forth below and in "Reasons for the Reorganization," the Trustees of the McMorgan Trust, including all of the Trustees who are not "interested persons" of the McMorgan Trust (as defined in the 1940 Act) (the "Independent Trustees"), have concluded that the Reorganization is in the best interests of the shareholders of the McMorgan Fund, and that the interests of the McMorgan Fund's existing shareholders would not be diluted as a result of the Reorganization.

     THE MCMORGAN TRUST BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION.

             COMPARATIVE INFORMATION RELATING TO THE REORGANIZATION

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     This section will help you compare the investment objectives and principal investment strategies of the McMorgan Fund and the MainStay Fund. Please be aware this is only a summary. More information may be found in each Fund's prospectus.

     INVESTMENT OBJECTIVES. The Funds have identical investment objectives. The investment objective of both Funds is to maximize current income consistent with maintaining liquidity and preserving capital.

     PRINCIPAL INVESTMENT STRATEGIES. The Funds have identical principal investment strategies. Each Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1 share price.

     In managing each Fund's portfolio, McMorgan & Company (as the McMorgan Fund's manager and the MainStay Fund's sub-adviser) looks for securities that appear to offer the best relative value based on an analysis of:

     -    credit quality

     -    interest rate sensitivity

     -    yield

     -    price

     Each Fund maintains portfolio diversification and quality standards in accordance with SEC Rule 2a-7 policies and procedures governing money market funds. In doing so, the Funds generally seek to invest at least 95% of their Total Assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two Nationally Recognized Statistical Rating Organizations such as Standard & Poor's Ratings Service ("S&P") (at least A-1), Moody's Investor Service ("Moody's") (at least P-1), Fitch Ratings ("Fitch") (at least F1), and Dominion Bond Rating Service ("DBRS") (at least R-1L). From time to time, the Funds may also invest in unrated securities that McMorgan & Company believes are comparable to high-quality, short-term debt securities. The Funds may not invest in more than 5% of their Total Assets in unrated securities and short-term debt securities assigned the second highest rating, as calculated at the time of purchase." TOTAL ASSETS means, with respect to each Fund, the total amortized cost of the Fund's assets."

     Each Fund principally invests in:

     - securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities;

     - U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury;

     - securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit; and

     - commercial paper assigned the highest short-term debt rating by two independent rating agencies or believed to be of comparable quality by McMorgan & Company.

COMPARISON OF INVESTMENT RESTRICTIONS

     The Funds have substantially similar fundamental investment restrictions. As fundamental policies, these investment restrictions may not be changed with respect to a Fund without shareholder approval. Shareholder approval for this purpose means approval by the lesser of (1) more than 50% of the outstanding voting securities of a Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. A table comparing the fundamental investment restrictions of the Funds is shown below:

FUNDAMENTAL
INVESTMENT
RESTRICTION                                     MCMORGAN FUND                                       MAINSTAY FUND
-------------------------  -----------------------------------------------------  -------------------------------------------------
LOANS                      The McMorgan Fund may not make loans to other persons  The MainStay Fund may make loans to the extent
                           except (a) through the lending of its portfolio        permitted under the 1940 Act, as such may be
                           securities up to 33 1/3 percent of its total assets,   interpreted or modified by regulatory authorities
                           (b) through the purchase of debt securities, loan      having jurisdiction, from time to time.
                           participations and/or engaging in direct corporate
                           loans in accordance with its investment objectives
                           and policies, and (c) to the extent the entry into a
                           repurchase agreement is deemed to be a loan. The
                           McMorgan Fund may also make loans to other investment
                           companies to the extent permitted by the 1940 Act or
                           any exemptions therefrom that may be granted by the
                           SEC.  Notwithstanding this limitation, the McMorgan
                           Fund does not engage in portfolio securities lending
                           transactions.

BORROWINGS                 The McMorgan Fund may not borrow money, except to the  The MainStay Fund may borrow money to the extent
                           extent permitted by the 1940 Act or any rules,         permitted under the 1940 Act, as such may be
                           exemptions or interpretations thereunder that may be   interpreted or modified by regulatory authorities
                           adopted, granted or issued by the SEC.                 having jurisdiction, from time to time.

COMMODITIES                The McMorgan Fund may not purchase or sell physical    The MainStay Fund may not purchase physical
                           commodities unless acquired as a result of ownership   commodities or contracts relating to physical
                           of securities or other instruments and provided that   commodities, except as permitted under the 1940
                           this restriction shall not prevent the McMorgan Fund   Act and other applicable laws, rules and
                           from purchasing or selling futures contracts and       regulations, as such may be interpreted or
                           options thereon or from investing in securities or     modified by regulatory authorities having
                           other instruments backed by physical commodities.      jurisdiction, from time to time.

SENIOR SECURITIES          The McMorgan Fund may not issue senior securities,     The MainStay Fund may issue senior securities, to
                           except as permitted under the 1940 Act or any rules,   the extent permitted under the 1940 Act, as such
                           exemptions or interpretations thereunder that may be   may be interpreted or modified by regulatory
                           adopted, granted or issued by the SEC.                 authorities having jurisdiction, from time to
                                                                                  time.

UNDERWRITING               The McMorgan Fund may not act as an                    The MainStay Fund may act as an underwriter

                           underwriter of securities, except that, in connection  of securities within the meaning of the 1933 Act,
                           with the disposition of a security, a Fund may be      to the extent permitted under the 1933 Act, as
                           deemed to be an "underwriter" as that term is defined  such may be interpreted or modified by regulatory
                           in the Securities Act of 1933, as amended (the "1933   authorities having jurisdiction, from time to
                           Act").                                                 time.

DIVERSIFICATION OF ASSETS  As to 75% of its total assets, the McMorgan Fund may   The MainStay Fund is a "diversified company" as
                           not purchase the securities of any one issuer (other   that term is defined in the 1940 Act, as
                           than securities issued by the U.S. government or its   interpreted or modified by regulatory authorities
                           agencies or instrumentalities), if immediately after   having jurisdiction, from time to time.
                           such purchase more than 5% of the value of the
                           McMorgan Fund's total assets would be invested in
                           securities of such issuer

INDUSTRY CONCENTRATION     The McMorgan Fund may not purchase the securities of   The MainStay Fund may not "concentrate" its
                           issuers conducting their principal business            investments in a particular industry or group of
                           activities in the same industry (other than            industries, except as permitted under the 1940
                           securities issued or guaranteed by the U.S.            Act, as interpreted or modified by regulatory
                           government, its agencies or instrumentalities, or      authorities having jurisdiction, from time to
                           securities issued by other investment companies) if    time, provided that, without limiting the
                           immediately after such purchase the value of the       generality of the foregoing: (a) this limitation
                           McMorgan Fund's investments in such industry would     will not apply to the MainStay Fund's investments
                           exceed 25% of the value of the net assets of the       in: (i) securities of other investment companies;
                           McMorgan Fund.                                         (ii) securities issued or guaranteed as to
                                                                                  principal and/or interest by the U.S. government,
                           For the purposes of this fundamental investment        its agencies or instrumentalities; (iii)
                           restriction, the McMorgan Fund may use the industry    instruments issued by domestic branches of U.S.
                           classifications provided by Bloomberg, L.P., the       banks (including U.S. branches of foreign banks
                           Morgan Stanley Capital International/Standard &        and, to the extent that its parent is
                           Poor's Global Industry Classification Standard         unconditionally liable for the obligation,
                           ("GICS") or any other reasonable industry              foreign branches of U.S. banks); or (iv)
                           classification system.  The McMorgan Fund currently    repurchase agreements (collateralized by the
                           relies on the Bloomberg classification.  The McMorgan  instruments described in clause (ii) and clause
                           Fund's reliance on a particular classification system  (iii)); (b) wholly-owned finance companies will
                           is not a fundamental investment restriction and,       be considered to be in the industries of their
                           therefore, may be changed without shareholder          parents if their activities are primarily related
                           approval.                                              to financing the activities of the parents; and
                                                                                  (c) utilities will be divided according to their
                                                                                  services, for example, gas, gas transmission,
                                                                                  electric and gas, electric and telephone will
                                                                                  each be considered a separate industry.

                                                                                  For the purposes of this fundamental investment
                                                                                  restriction, the MainStay Fund may use the
                                                                                  industry classifications provided by Bloomberg,
                                                                                  L.P., the Morgan Stanley Capital
                                                                                  International/Standard & Poor's GICS or any other
                                                                                  reasonable industry classification system. The
                                                                                  MainStay Fund currently relies on the Bloomberg
                                                                                  classification.

REAL ESTATE                The McMorgan Fund may not purchase or sell real        The MainStay Fund may purchase or sell real
                           estate unless acquired as a result of ownership of     estate or any interest therein to the extent
                           securities or other instruments and provided that      permitted under the 1940 Act, as such may be
                           this restriction shall not prevent the McMorgan Fund   interpreted or modified by regulatory authorities
                           from investing directly or indirectly in portfolio     having jurisdiction, from time to time.
                           instruments secured by real estate or interests
                           therein or acquiring securities of real estate
                           investment trusts or other issuers that deal in real
                           estate.

     In addition to the fundamental investment restrictions described above, the Funds are subject to certain non-fundamental investment restrictions. Unlike the investment restrictions deemed to be fundamental policies described above, the non-fundamental investment restrictions described below may be changed by the respective Board of Trustees of the McMorgan Trust or the MainStay Trust without the approval of shareholders. None of these policies are deemed by McMorgan & Company to result in a meaningful difference in the way it manages the Funds.

     MCMORGAN FUND. The McMorgan Fund has a non-fundamental investment policy of not investing more than 5% of its respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York Stock Exchange or American Stock Exchange, except warrants acquired as a result of holdings of common stocks. While not designated as non-fundamental policies, the McMorgan Fund generally invests less than 5% of its total assets in reverse repurchase agreements, does not purchase or sell futures contracts on debt securities or debt security indices and invests at least 80% of its assets in common stocks.

     MAINSTAY FUND. The MainStay Fund has the following non-fundamental investment policies:

     - The MainStay Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, which are provisions that govern the extent to which one investment company may own shares of another investment company.

     - The MainStay Fund may not purchase or sell futures contracts on debt securities or indices of debt securities.

     -    The MainStay Fund may not purchase or sell stock index futures.

     - The MainStay Fund may not enter into interest rate, index or currency exchange rate swap agreements.

     - The MainStay Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7 under the 1940 Act.

     - The MainStay Fund may not invest in leveraged inverse floating rate debt instruments.

     While not designated as non-fundamental policies, the McMorgan Fund does not, and has not, engaged in any of the investment activities prohibited by the MainStay Fund non-fundamental policies listed above.

COMPARISON OF RISKS


     Because the Funds share identical investment objectives and principal investment strategies, an investment in the MainStay Fund is subject to similar risks as an investment in the McMorgan Fund. The principal risks to which shareholders of the Funds are exposed include:


          - An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          - Not all U.S. government securities are insured or guaranteed by the U.S. Government - some are backed only by the issuing agency, which must rely on its own resources to repay the debt.

          - An issuer once believed to be an issuer of high-quality securities may experience a sudden collapse in its creditworthiness, becoming insolvent and defaulting in meeting interest and principal payments.

          - Each Fund's yield will fluctuate with changes in short-term interest rates.

COMPARISON OF FEES AND EXPENSES


     The following discussion compares the fees and expenses of the Funds before and after the Reorganization. Expenses of the McMorgan Fund are as of June 30, 2007. Pro Forma Combined fees, which are as of June 30, 2007, show estimated expenses of the MainStay Fund after giving effect to the proposed
Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.


     It is important to note that if the Reorganization is implemented, shareholders of the McMorgan Fund will be subject to the actual fee and expense structure of Class I shares of the MainStay Fund, which may not be the same as the Pro Forma Combined fees and expenses.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


        MCMORGAN FUND (McMORGAN FUND CLASS) AND MAINSTAY FUND (CLASS I)



                                                                                  MAINSTAY FUND
                                                                  MCMORGAN FUND     (CLASS I)
                                                                    (McMORGAN       PRO FORMA
                                                                   FUND CLASS)       COMBINED
                                                                  -------------   -------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM SHAREHOLDER'S
   INVESTMENT):
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                       None            None
Maximum Deferred Sales Charge (Load) (as a percentage of the
   lesser of the original offering price or redemption proceeds)       None            None
Redemption Fee (as a percentage of redemption proceeds)                None            None
Exchange Fee                                                           None            None
Maximum Account Fee                                                    None            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
   FUND ASSETS):
Management Fees                                                      0.25%(1)         0.25%(1)
Distribution and/or Service (12b-1) Fees                              None             None
Other Expenses                                                       0.21%(2)         0.13%(2)

Total Annual Fund Operating Expenses                                 0.46%(3)         0.38%(4)

Less Waivers/ Reimbursements                                            --           -0.08%(4)

Net Annual Fund Operating Expenses                                      --            0.30%(4)


(1) The management fee is an annual percentage of each Fund's average daily net assets.


(2) "Other Expenses" include, among other things, fees payable for transfer agency services. Because the MainStay Fund has not been in existence for a full fiscal year, "Other Expenses" are based on estimated amounts for the current fiscal year.


(3) McMorgan & Company has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 0.30% of average daily net assets of the McMorgan Fund. This voluntary action by McMorgan & Company may be discontinued at any time. The McMorgan Fund's advisory agreement provides that McMorgan & Company may recoup the amount of any management fee waivers or expense reimbursements from the Fund if such action does not cause the McMorgan Fund to exceed existing expense limitations and the recoupment is made within the three fiscal years after the year in which McMorgan & Company incurred the expense.

(4) NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the MainStay Fund's management fee or reimburse the expenses of the Class I shares of the MainStay Fund so that the total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.30% of the average daily net assets attributable to Class I shares. This expense limitation may be modified or terminated only with the approval of the MainStay Trust Board. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. NYLIM has separately agreed that for a period of two years after the closing date of the Reorganization, NYLIM will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the MainStay Fund so that the total ordinary operating expenses of such Class I shares do not exceed the annual rate of 0.30% of the average daily net assets attributable to such Class I shares.


     EXPENSE EXAMPLES. The Examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same in each year of the time periods shown, that all dividends and distributions are reinvested, and that applicable fee and expense waivers and reimbursements are in effect for the first year of the periods indicated below. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

FUND                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                   ------   -------   -------   --------
MCMORGAN PRINCIPAL PRESERVATION FUND     $31      $131      $242      $564
   (McMORGAN FUND CLASS)
MAINSTAY PRINCIPAL PRESERVATION FUND
   (CLASS I) PRO FORMA COMBINED          $31      $114      $205      $473

     SUMMARY OF DIFFERENCES IN FEES AND EXPENSES


Management Fees              The management fee of the MainStay Fund (0.25%) is
                             the same as the McMorgan Fund's management fee.
                             NYLIM, not the MainStay Fund, will pay to McMorgan
                             & Company a sub-advisory fee of 0.125% of the
                             MainStay Fund's average net assets for its services
                             as sub-advisor to the MainStay Fund.

Distribution Fees            Neither the McMorgan Fund Class shares of the
                             McMorgan Fund nor the Class I shares of the
                             MainStay Fund have adopted a distribution plan
                             pursuant to Rule 12b-1 under the 1940 Act.

Other Expenses               Other Expenses for the MainStay Fund (0.13%) are
                             projected to be lower than the Other Expenses of
                             the McMorgan Fund (0.21%).

Annual Fund Operating        After applicable waivers and expense
Expenses                     reimbursements, the estimated net annual fund
                             operating expenses of the MainStay Fund Class I
                             shares are currently equal to the annual fund
                             operating expenses (net of voluntary fee waivers)
                             of the McMorgan Fund (0.30%). In addition, the
                             McMorgan Fund waivers and expense reimbursements
                             are voluntary and therefore may be discontinued at
                             any time. On the other hand, the MainStay Fund
                             waivers and

                             expense reimbursements are contractual and will continue in effect after the Reorganization. The expense limitation may be modified or terminated only with the approval of the MainStay Trust Board.

MCMORGAN FUND PERFORMANCE

     The MainStay Fund is a new fund and as of the date of this Proxy Statement/Prospectus does not have a performance history. From its inception, the McMorgan Fund has been managed by McMorgan & Company, which will manage the MainStay Fund in the capacity of the MainStay Fund's sub-advisor. Following the Reorganization, the MainStay Fund will succeed to the performance history of the McMorgan Fund.

     The bar charts and tables below indicate some of the risks of investing in the McMorgan Fund and how the McMorgan Fund's performance has varied over the last ten years. The bar chart shows changes in the McMorgan Fund's performance from year to year. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on McMorgan Fund distributions or the redemption of McMorgan Fund shares.

     As with all mutual funds, past performance is not necessarily an indication of how the Funds will perform in the future.

CALENDAR YEAR TOTAL RETURN


[McMorgan Principal Preservation Fund Bar Chart -- McMorgan Fund Class]



5.38%  5.30%  4.92%  6.17%  4.21%  1.58%  0.97%  1.13%  2.98%  4.87%
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006


Best quarter: 1.60%, for the quarter ended September 30, 2000.
Worst quarter: 0.21%, for the quarter ended June 30, 2004.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006)


                         1 YEAR   5 YEARS   10 YEARS
                         ------   -------   --------
MCMORGAN FUND -- McMorgan Fund Class
   Return Before Taxes    4.88%    2.30%      3.73%


The seven-day yield as of December 31, 2006 was 5.09%. Call toll free 1-800-831-1994 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

COMPARISON OF GOVERNING INSTRUMENTS

     The following is only a summary of certain characteristics of the Trust Instrument of the McMorgan Trust (the "McMorgan Trust Instrument"), the MainStay Funds Declaration of Trust (the "MainStay Declaration of Trust") and the respective By-Laws of the McMorgan Trust and the MainStay Trust, and is not a complete description of those documents. Shareholders should refer to the McMorgan Trust Instrument, MainStay Declaration of Trust, the By-Laws of both Funds, applicable Delaware law and applicable Massachusetts law directly for more complete information. Certain characteristics of the operations of the Delaware and Massachusetts law applicable to the McMorgan Trust and MainStay Trust, respectively, are summarized below. The following is not a complete description of these laws.

     FORMS OF ORGANIZATION

     The McMorgan Fund is a series of the McMorgan Trust, an open-end management investment company registered with the SEC under the 1940 Act. The McMorgan Trust is organized as a Delaware statutory trust, and is governed by the McMorgan Trust Instrument, By-Laws, and by applicable Delaware and federal law. The McMorgan Fund offers only one class of shares.

     The MainStay Fund is a series of MainStay Trust, an open-end management investment company registered with the SEC under the 1940 Act. The MainStay Trust is organized as a Massachusetts business trust, and is governed by the MainStay Declaration of Trust, By-Laws, and by applicable Massachusetts and federal law. The MainStay Fund offers only Class I shares.

     The Trustees for both the McMorgan Trust and the MainStay Trust oversee the actions of the investment adviser of the respective Funds, decide on general policies and oversee the officers of the McMorgan Trust and MainStay Trust, who conduct and supervise the daily business of the Funds.

     LIABILITY AND INDEMNIFICATION OF TRUSTEES, OFFICERS AND EMPLOYEES

     The McMorgan Trust Instrument and MainStay Declaration of Trust each (1) disclaims personal liabilities for Trustees acting in their capacity as such;
(2) disclaims personal liabilities for acts and omissions of officers and employees of the McMorgan Trust and the MainStay Trust, respectively; and (3) generally provides for indemnification for Trustees against liabilities and expenses incurred with regard to actions brought against the Trustees in their capacity as such.

     SHAREHOLDER LIABILITY AND INDEMNIFICATION

     Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that McMorgan Trust or a shareholder is subject to the jurisdiction of courts to those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the McMorgan Trust Instrument: (1) contains an express disclaimer of shareholder liability for debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to the McMorgan Trust or by or on behalf of any McMorgan Trust series; (2) provides for indemnification out of the assets belonging to the applicable series of the McMorgan Trust for any shareholder held personally liable solely by reason of having been a shareholder of a series of McMorgan Trust and not because of that shareholder's acts or omissions or some other reason; and (3) provides that McMorgan Trust will assume the defense of any claim made against a shareholder of a series of the McMorgan Trust for any act or obligation of the series and satisfy any judgment thereon from the assets of the series. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by McMorgan Trust or a series of McMorgan Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable series is unable to meet its obligations to indemnify a shareholder.


     Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of MainStay Trust could, under certain circumstances, be held personally liable as partners for MainStay Trust's obligations. Even if, however, MainStay Trust was held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the MainStay Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the MainStay Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of MainStay Trust or the Trustees of the MainStay Trust. The MainStay Declaration of Trust also provides for indemnification out of MainStay Trust's property for any shareholder held personally liable for MainStay Trust's obligations.

     SHAREHOLDER MEETINGS AND VOTING RIGHTS

     The McMorgan Trust Instrument provides that the shareholders have the power to vote only with respect to: (1) the election of Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; and (3) any additional matter relating to the McMorgan Trust as may be required by law, by the McMorgan Trust Instrument or as the Trustees may consider desirable. Except when a larger quorum is required by the applicable governing documents or other law, one-third of the outstanding shares entitled to vote in person or by proxy constitutes a quorum for the transaction of business at a shareholders' meeting. Matters presented at a meeting may be decided by a majority of the shares voted in person or by proxy, except with respect to the election of Trustees, which requires a plurality, or unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act.

     The MainStay Declaration of Trust provides that its shareholders shall have the power to vote only: (1) for the election of Trustees to the extent and as provided therein; (2) for the removal of Trustees to the extent and as provided therein; (3) with respect to any investment advisory or management contract; (4) for the termination of the MainStay Trust to the extent and as provided therein;
(5) with respect to amendments of the MainStay Declaration of Trust to the extent and as provided therein; (6) with respect to any merger, consolidation or sale of assets involving the MainStay Trust; (7) with respect to incorporation of the MainStay Trust; (8) to the same extent as stockholders of Massachusetts business corporations as to whether a claim should be brought as a class action or derivatively on behalf of the MainStay Trust, a series of the MainStay Trust or shareholders; (9) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (10) on such additional matters relating to the MainStay Trust as may be required or authorized by law, the MainStay Declaration of Trust, or the By-laws or any registration of the MainStay Trust with the SEC or any State, or as the Trustees may consider desirable.

     A majority of the holders of shares entitled to vote, represented in person or by proxy, is necessary to establish a quorum for the transaction of business at a meeting of shareholders. Except when a larger vote is required by law, by the MainStay Declaration of Trust, or by By-laws of the MainStay Trust, a majority of votes may decide any matter presented to the shareholders at the meeting, except that Trustees are elected by a plurality of votes.

COMPARISON OF INVESTMENT MANAGEMENT AGREEMENTS

     The Reorganization will result in shareholders moving from the McMorgan Fund, with McMorgan & Company as the investment adviser, to the MainStay Fund with NYLIM as the investment adviser and McMorgan & Company as the sub-adviser. The principal terms of the Investment Advisory Agreement between the McMorgan Trust and McMorgan & Company that governs the management of the McMorgan Fund's assets (the "McMorgan Advisory Agreement") are substantially similar to the principal terms of the Amended and Restated Management Agreement between the MainStay Funds and NYLIM for the management of the MainStay Fund's assets (the "MainStay Advisory Agreement"). For information on the advisory fees paid to McMorgan & Company and NYLIM with respect to each Fund and pursuant to these agreements, please see "Comparison of Fees and Expenses," above.

     ADVISORY SERVICES

     Each agreement contains substantially similar provisions regarding the advisory services to be provided. The adviser to each Fund is obligated to manage the investment and reinvestment of the assets of its respective Fund. Each adviser is directed to use its best efforts to ensure that the best available price and most favorable execution of securities transactions is obtained. NYLIM is explicitly required pursuant to the MainStay Advisory Agreement to keep all books and records of the MainStay Fund. The McMorgan Advisory Agreement contains no such explicit requirement, although, under that agreement, McMorgan & Company has undertaken to provide administrative duties which may generally be understood to include recordkeeping.

     NYLIM is explicitly authorized under the MainStay Advisory Agreement to delegate any or all of its duties to one or more sub-advisers or sub-administrators. The McMorgan Advisory Agreement contains no similar provision; however, neither does it prohibit such delegation.

     INVESTMENT ADVISER LIABILITY


     The McMorgan Advisory Agreement provides that McMorgan & Company will not be liable for the losses of the McMorgan Fund with respect to its obligations and duties under its Advisory Agreement in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard by the adviser. The MainStay Advisory Agreement provides that NYLIM will not be liable for the losses of the MainStay Fund with respect to its obligations and duties under agreement in the absence of willful malfeasance, bad faith or gross negligence by NYLIM. Additionally, both advisory agreements provides for indemnification of the adviser, its general partner, and the shareholders, directors, officers and employees against certain losses by the McMorgan Fund.


     TERMINATION OF THE AGREEMENTS


     Each agreement is subject to annual renewal by vote of the Fund's Trustees or by vote of the majority of the outstanding shares of the Fund. Each agreement otherwise allows for the termination of the agreement upon a majority vote of either the Trustees or the outstanding shares, upon 60 days' written notice to either party by the other or, as required under the 1940 Act, upon its assignment.


     EXEMPTIVE ORDER


     Each Fund and its investment adviser may rely on an exemptive order (the "Order") from the SEC permitting the investment adviser, on behalf of the Fund and subject to the approval of the Board of the Fund, including a majority of the Independent Trustees, to hire or terminate an unaffiliated sub-adviser and to modify any existing or future subadvisory agreement with an unaffiliated sub-adviser without shareholder approval. This authority is subject to certain conditions. The Fund would notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new sub-adviser. The MainStay Fund, unlike the McMorgan Fund, has received shareholder approval to allow NYLIM, its investment adviser, to hire or terminate an unaffiliated sub-adviser and to modify any existing or future subadvisory agreement with an unaffiliated sub-adviser without shareholder approval. NYLIM has advised the McMorgan Fund that it has no current intention to replace McMorgan & Company with an unaffiliated sub-adviser for the MainStay Fund.


COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund declares income dividends, if any, daily, and pays income dividends, if any, monthly. Each Fund pays capital gains, if any, annually. Each Fund pays dividends and other distributions on a per-share basis.

COMPARISON OF MINIMUM INITIAL AND SUBSEQUENT PURCHASE AMOUNTS

     An investor investing in the McMorgan Fund ordinarily must invest at least $5,000 ($250 for retirement plans), and thereafter may make additional investments of at least $250. An individual investor investing in the Class I shares of the MainStay Fund ordinarily must initially invest at least $5,000,000 and thereafter may make an additional investment of any amount. McMorgan Fund shareholders receiving Class I shares of the MainStay Fund in the Reorganization will not be subject to any minimum purchase amounts for subsequent Class I share purchases after the Reorganization; provided, however, that if a shareholder redeems all Class I shares of the MainStay Fund held by the shareholder, such shareholder will need to meet the minimum initial investment amount described above with respect to any new purchases of Class I shares. With respect to the MainStay Fund, there is no minimum initial or subsequent purchase amounts for institutional investors.

OTHER COMPARATIVE INFORMATION

     The McMorgan Fund and MainStay Fund are series of different trusts that have different boards of trustees and certain different officers. The McMorgan Board has three independent Trustees and one interested Trustee; the MainStay Board has seven independent Trustees and one interested Trustee. See the Statement of Additional Information of the McMorgan Fund dated November 3, 2006, as supplemented, and the Statement of Additional Information of the MainStay Fund dated March 1, 2007, as supplemented, for a list of their respective Trustees and officers. The Funds also have different Chief Compliance Officers that oversee compliance programs that, while separate, are coordinated in many respects. The procedures followed by the Funds that are designed to prevent market timing are substantially the same.

     The Funds also have different independent accountants and legal counsel. The fiscal year-end for both Funds is October 31.

                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

     The Reorganization is part of a larger restructuring plan (the "Restructuring Plan") proposed by McMorgan and NYLIM. The consolidation will be effected by reorganizing certain funds in the McMorgan Trust into existing and new funds of the MainStay Trust, by liquidating the remaining funds in the McMorgan Trust, and by dissolving the McMorgan Trust. The Restructuring Plan was proposed by McMorgan and NYLIM in large part due to the fact that the relatively small asset size of the McMorgan Trust did not justify the expense of operating the McMorgan Trust as a separate entity and that the prospects for asset growth within the McMorgan Trust were limited.

     After reviewing the alternatives, McMorgan and NYLIM concluded that the best option for the shareholders of the McMorgan Fund was to combine the McMorgan Fund into the newly-created MainStay Fund in the Reorganization. McMorgan and NYLIM reasoned that the Reorganization would provide McMorgan Fund shareholders with the consistency of a substantially similar investment strategy and with the same investment team at a lower level of net operating expenses. At the same time, McMorgan and NYLIM offer McMorgan Fund shareholders the opportunity to exchange their McMorgan Fund shares for the Class I shares of the other funds in the MainStay Trust, and to purchase additional Class I shares of such funds, without sales load or minimum investment requirements.

     With the addition of the assets of the McMorgan Fund, the MainStay Trust expects to benefit from the Reorganization primarily by broadening the product line of the MainStay Trust to include an institutional money market fund. McMorgan and NYLIM expect to benefit from the Reorganization by retaining the assets of the McMorgan Fund, increasing the assets of the MainStay Trust, reducing their obligation to subsidize the expenses associated with the McMorgan Fund, and allowing McMorgan to focus on the investment management of the MainStay Fund.

BOARD CONSIDERATIONS


     NYLIM presented an initial restructuring proposal to the McMorgan Trust Board in May 2006. The McMorgan Trust Board, including its three independent trustees, considered this proposal at meetings held on May 16, 2006, May 22, 2006, August 23, 2006, and November 30, 2006. NYLIM presented a revised restructuring proposal to the McMorgan Trust Board in March 2007. The McMorgan Trust Board considered the revised proposal at a meeting held on March 15, 2007 and approved the Restructuring Plan, including the Reorganization, at a meeting held on June 6, 2007. The final terms of and documentation for the Reorganization were then approved by the McMorgan Trust Board at a meeting held on August 21, 2007.


     In conjunction with these meetings, the McMorgan Trust Board requested and received written materials and oral presentations from NYLIM and McMorgan relating to the Reorganization. The independent trustees also had the opportunity to speak by telephone or in person with certain of the trustees and officers of the MainStay Trust. In addition, the McMorgan Trust Board was familiar with the past services and performance of NYLIM and its affiliates (as the current sub-adviser of other funds of the McMorgan Trust, and as administrator, accounting agent, and transfer agent for the McMorgan Fund), and had reviewed these services and performance at the same or previous meetings. During the deliberations of the McMorgan Trust Board, the McMorgan Trust was advised by outside fund counsel and the independent trustees were advised by separate independent trustees counsel.

     In evaluating the Reorganization, the McMorgan Trust Board, including the independent trustees, considered the following factors, among others:


     Investment Management. The McMorgan Trust Board reviewed the investment management services to be provided by the MainStay Fund. The McMorgan Fund and the MainStay Fund employ the same portfolio management team. The investment objectives, strategies, restrictions and risks of the MainStay Fund are substantially similar to those of the McMorgan Fund. The McMorgan Trust Board compared the terms of the existing advisory agreement with McMorgan and the terms of the new advisory and sub-advisory agreements with NYLIM and McMorgan. It was noted that under the new investment advisory agreement with NYLIM, NYLIM could delegate its services to another unaffiliated adviser or sub-adviser with the approval of the MainStay Trust Board, but without the approval of the shareholders of the MainStay Fund. NYLIM has advised the McMorgan Fund that it has no current intention to replace McMorgan & Company with an unaffiliated sub-adviser.


     Fund Fees and Expenses. The McMorgan Trust Board compared the management fees and estimated annual operating expenses of the McMorgan Fund and the MainStay Fund. It was noted that the management fee rate for the MainStay Fund was the same as the current management fee rate for the McMorgan Fund. After applicable waivers and expense reimbursements, it was expected that the net annual operating expense ratio of the Class I shares of the MainStay Fund after consummation of the Reorganization would be the same as that of the McMorgan Fund Class shares of the McMorgan Fund. In addition, before such waivers and expense reimbursements, it was expected that the gross annual operating expense ratio of the Class I shares of the MainStay Fund would be lower than that of the McMorgan Fund Class shares. The lower gross annual operating expense ratio would be due primarily to the sharing of common expenses within the much larger MainStay Trust. It was noted that any reduction in the gross annual operating expenses of the MainStay Fund that exceeded the NYLIM waiver and expense reimbursement, or that could be recouped by NYLIM, would inure to the benefit of NYLIM, not the MainStay Fund.

     Distribution. The McMorgan Trust Board considered the relatively small size and limited growth prospects of the McMorgan Fund, as well as the current plans of NYLIM and its affiliates for marketing the shares of the MainStay Fund. The MainStay Trust is more widely distributed than the McMorgan Trust, creating a potential for growth in the assets of the MainStay Fund. Larger asset size can reduce transaction costs and improve portfolio diversification. Larger asset size also can give rise to economies of scale, as fixed costs are spread across a larger asset base and as breakpoints in asset-based fees are achieved.


     Shareholder Services and Fees. The McMorgan Trust Board reviewed the effect of the Reorganization on the services to be provided to, and the fees to be paid directly by, the McMorgan Fund shareholders. It was noted that McMorgan Fund shareholders currently are permitted to exchange their shares for the Class I shares of other investment portfolios of the MainStay Trust and to purchase additional Class I shares from those portfolios, without incurring a sales load or meeting a minimum investment requirement. It was also noted that the MainStay Trust offered certain additional shareholder services, including an enhanced website and a 24 hour telephone call center.


     Other Service Providers. The McMorgan Trust Board considered the entities that would provide services to the MainStay Fund other than the investment manager. The McMorgan Fund and the MainStay Fund are served by the same distributor, administrator and accounting agent, sub-administrator and sub-accounting agent, transfer agent, sub-transfer agent and custodian, while the MainStay Fund employs a different independent registered public accounting firm and different outside legal counsel.


     Governance. The McMorgan Trust Board considered the governance structure of the MainStay Fund and the MainStay Trust. The MainStay Fund is managed by a Board of Trustees and officers, is governed by laws and organizational documents, and uses certain internal policies and procedures that are different from those of the McMorgan Fund. Among other things, the McMorgan Trust Board reviewed the qualifications of the MainStay Trust Board and officers and the compliance program and compliance history of the MainStay Trust. The McMorgan Trust Board also reviewed material differences in the laws, organizational documents and internal policies and procedures applicable to the MainStay Fund.



     The Reorganization Agreement. The McMorgan Trust Board considered the other terms of the Reorganization Agreement, including valuation procedures, expenses and potential unassumed liabilities. It was noted that McMorgan Fund shareholders would receive MainStay Fund shares with the same aggregate value as their McMorgan Fund shares using the valuation procedures of the MainStay Fund. It was also noted that NYLIM is required to pay substantially all of the expenses of the Reorganization. The McMorgan Trust Board considered that the MainStay Fund would assume only the known liabilities of the McMorgan Fund. The McMorgan Trust Board also considered that the McMorgan Trust, on behalf of the McMorgan Fund, and the MainStay Trust, on behalf of the MainStay Fund, have agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.


     Tax Consequences. The McMorgan Trust Board reviewed the tax consequences of the Reorganization. It was noted that the Reorganization was intended to qualify as a tax-free transaction for federal income tax purposes and that the closing of the Reorganization was conditioned on the receipt of a legal opinion regarding certain federal income tax consequences of the transaction. It was noted that most of the shareholders of the McMorgan Fund were tax exempt entities.

     Alternatives. The McMorgan Trust Board reviewed potential alternatives to the Reorganization, including keeping the McMorgan Fund in the McMorgan Trust as a standalone entity, liquidating the McMorgan Fund, merging the McMorgan Fund into an existing fund within the MainStay family, and seeking an unaffiliated investment manager for the McMorgan Trust. The Reorganization was considered a better option for shareholders than keeping the McMorgan Fund in the McMorgan Trust or liquidating the McMorgan Fund, since the growth prospects of the McMorgan Fund were limited and the Reorganization provided shareholders the opportunity to receive substantially similar investment and other services at a reduced cost. In addition, it was not clear how long McMorgan was willing to subsidize the McMorgan Trust as a standalone entity. As to merging the McMorgan Fund into an existing fund within the MainStay family, there was no existing fund with an institutional focus and a compatible expense structure. Seeking an unaffiliated investment manager for the McMorgan Trust was not considered a viable option because of the relatively small size of the McMorgan Trust and the advisory and other relationships between McMorgan and many of the shareholders of the McMorgan Trust.

     Other Factors. The McMorgan Trust Board also considered, among other factors, the ability of the existing shareholders of the McMorgan Fund to redeem their shares at net asset value, or to exchange their shares for the Class I shares of other MainStay funds, before the Reorganization; the general stability, reputation, financial condition, and resources of McMorgan, NYLIM and their affiliates; the fact that many of the current shareholders of the McMorgan Fund are investment advisory clients of or are otherwise associated with McMorgan; the potential benefits of the Reorganization to McMorgan, NYLIM, the MainStay Fund and their affiliates; and the continuation after the Reorganization of certain insurance and indemnification protections for the independent trustees of the McMorgan Trust.

     McMorgan Trust Board Conclusions. Based on these and other factors, the McMorgan Trust Board determined that the Reorganization was in the best interests of the McMorgan Fund and the McMorgan Fund's shareholders and that the interests of existing shareholders of the McMorgan Fund would not be diluted as a result of the Reorganization. The McMorgan Trust Board also resolved to call a meeting of the shareholders of the McMorgan Fund and recommend to shareholders that they vote to approve the Reorganization.

     MainStay Trust Board Conclusions. At its June 7, 2007 meeting, the MainStay Trust Board determined that the Reorganization was in the best interests of the MainStay Fund and the MainStay Fund's shareholders and that the interests of existing shareholders of the MainStay Fund would not be diluted as a result of the Reorganization.

THE REORGANIZATION AGREEMENT

     The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Below is a summary of the significant provisions of the Reorganization Agreement which is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit A.

     The Reorganization Agreement contemplates the transfer of all of the assets of the McMorgan Fund and the assumption of all of the known liabilities of the McMorgan Fund by the MainStay Fund in exchange for shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the McMorgan Fund. The McMorgan Fund would then distribute to its shareholders the portion of the shares of the MainStay Fund to which each such shareholder is entitled, with each shareholder receiving shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, the McMorgan Fund would be liquidated and dissolved.

     Shareholders of the McMorgan Fund will continue to be able to redeem or exchange their shares, as well as exchange their shares for Class I shares of other MainStay Funds. Redemption or exchange requests received after the Closing Date will be treated as requests received by the MainStay Fund for the redemption or exchange of its shares.

     Generally, the Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the McMorgan Trust or the MainStay Trust, on behalf of either the McMorgan Fund or the MainStay Fund, respectively. In addition, the McMorgan Trust, on behalf of the McMorgan Fund, and the MainStay Trust, on behalf of the MainStay Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the McMorgan Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by the Boards of Trustees of either Fund if circumstances should develop that, in the opinion of either Board, make proceeding with the Reorganization Agreement inadvisable for the Fund it oversees.

TAX CONSEQUENCES OF THE REORGANIZATION

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the McMorgan Fund nor its shareholders, nor the MainStay Fund nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Reorganization Agreement (provided that shareholders may recognize taxable income to the extent the McMorgan Fund pays dividends or other distributions prior to the Reorganization). As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sutherland Asbill & Brennan LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and representations made by the Funds.


     Immediately prior to the Reorganization, the McMorgan Fund, to the extent necessary, will pay a dividend or dividends which, together with all previous dividends, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to October 31, 2007 (after reduction for any available capital loss carryforward). Any such distributions will result in McMorgan Fund taxable shareholders recognizing taxable income.



     The MainStay Fund will succeed to the holding period and cost basis of all portfolio securities held by the McMorgan Fund that are acquired by the MainStay Fund in the Reorganization.


     While neither the McMorgan Fund nor the MainStay Fund are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

EXPENSES OF THE REORGANIZATION


     The expenses relating to the Reorganization will be borne by NYLIM. The costs of the Reorganization include, but are not limited to, preparation of the registration statement, printing and distributing this Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, expenses of holding shareholders' meetings, transfer taxes (if any), the fees of banks and transfer agents, and any and all other fees and expenses incurred with respect to the transactions contemplated herein. The expenses in connection with the reorganizations and liquidations of the series of the McMorgan Trust, including the subsequent winding up and termination of the McMorgan Trust, are estimated in the aggregate to amount to approximately $620,000.


MCMORGAN TRUST BOARD

     Upon consummation of the Restructuring Plan and winding up the affairs of the McMorgan Trust, the independent trustees of the McMorgan Trust will resign from the McMorgan Trust and their responsibilities for the McMorgan Trust will cease. NYLIM has agreed to make a one time payment to the independent trustees in recognition of their past services to the McMorgan Trust, the additional time and effort expended by them in reviewing the Restructuring Plan, and their availability to consult on matters relating to the McMorgan Trust after the Restructuring Plan is consummated. The amount of such payments will range from $22,000 to $76,500 and was based on a formula which took into account the current compensation of each independent trustee and the number of years each independent trustee served on the McMorgan Trust Board. The McMorgan Trust does not maintain a retirement plan for its independent trustees, and no payment will be made to the independent trustees by the McMorgan Trust or the McMorgan Fund. NYLIM has also agreed to maintain liability insurance coverage for the independent trustees for six years, and to indemnify the independent trustees from certain liabilities and expenses for three years, following the Reorganization. These insurance and indemnification obligations are subject to certain limitations and were designed to continue, in part, similar obligations that the McMorgan Trust currently owes to the independent trustees and that will not be available from the McMorgan Trust once the Restructuring Plan is consummated and the McMorgan Trust ceases operations.

CAPITALIZATION


     The following table shows the capitalization of the McMorgan Fund and the MainStay Fund as of June 30, 2007, and on a pro forma basis as of that date after giving effect to the Reorganization. The McMorgan Fund will be the accounting survivor in the Reorganization.



                                                               Pro Forma
                                               Pro Forma     Combined After
                            MCMorgan Fund     Adjustments    Reorganization
                            -------------   --------------   --------------
Net Assets
   McMorgan Fund Class       $182,079,554    $(182,079,554)             --
   Class I                             --    $ 182,079,554    $182,079,554
   Total                     $182,079,554               --    $182,079,554
Net Asset Value per share
   McMorgan Fund Class               1.00               --              --
   Class I                             --               --            1.00
Shares Outstanding
   McMorgan Fund Class        182,096,197     (182,096,197)             --
   Class I                             --      182,096,197     182,096,197


            INFORMATION ABOUT MANAGEMENT AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISERS

     MCMORGAN FUND. McMorgan & Company, One Bush Street, Suite 800, San Francisco, California 94104, serves as the investment manager of the McMorgan Fund. The predecessor company to McMorgan & Company was founded in 1969. McMorgan & Company is an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusted plans. As of June 30, 2007, McMorgan & Company had approximately $9 billion of assets under management.

     A discussion regarding the basis for the McMorgan Trust Board's approval of the McMorgan Advisory Agreement is available in the McMorgan Fund's Annual Report covering the fiscal year ended June 30, 2007.

     MAINSTAY FUND. NYLIM, 51 Madison Avenue, New York, New York 10010, serves as the MainStay Fund's manager. In conformity with the stated policies of the MainStay Fund, NYLIM administers the MainStay Fund's business affairs and manages the investment operations of the MainStay Fund and the composition of the portfolio of the MainStay Fund, subject to the supervision of the Company Board. NYLIM commenced operations in April 2000 and is an independently managed, indirect wholly-owned subsidiary of New York Life. NYLIM provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for MainStay Fund. As of June 30, 2007, NYLIM and its affiliates managed approximately $237 billion in assets.

     NYLIM has delegated its portfolio management responsibilities for the MainStay Fund to McMorgan & Company. NYLIM is responsible for supervising McMorgan & Company in the execution of its responsibilities. Under the supervision of NYLIM, McMorgan & Company is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for it; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms for the MainStay Fund. For these services, McMorgan & Company is paid a monthly fee by NYLIM, not the MainStay Fund.

     A discussion regarding the basis for the MainStay Trust Board's approval of the MainStay Advisory Agreement and Subadvisory Agreement of the MainStay Fund will be available in the MainStay Fund's Annual Report covering the fiscal year ended October 31, 2007.

PORTFOLIO MANAGERS

     The portfolios of both Funds are managed by David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth A. Souza.

     DAVID BADER. Mr. Bader has been involved with the management of the McMorgan Fund since joining McMorgan & Company in 2002, and has been involved with the management of the MainStay Fund since its inception. Mr. Bader provides credit analysis, portfolio management, and trading for McMorgan's corporate bond investments. Prior to joining McMorgan & Company, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

     ADAM BLANKMAN, CFA. Mr. Blankman has been involved with the management of the McMorgan Fund since joining McMorgan & Company in 1999, and has been involved with the management of the MainStay Fund since its inception. Mr. Blankman provides credit research and analysis to support McMorgan & Company's fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan & Company worked as an analyst with Standard & Poor's. Mr. Blankman holds a Master's degree from Stanford University and a Bachelor's degree from the University of California at Berkeley.

     CONNOR HANCOCK, CFA. Mr. Hancock joined McMorgan & Company in 1994 with a background in financial sales. He has managed the McMorgan Fund since he joined the Investment Department working with the fixed income investment management team, and has managed the MainStay Fund since its inception. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

     JOANNA KARGER, MBA. Ms. Karger has managed the McMorgan Fund since joining McMorgan & Company in September 2003, and has managed the MainStay Fund since its inception. She has 16 years' investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger's responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan & Company, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

     THOMAS P. RANEY. Mr. Raney rejoined McMorgan & Company in 2006 after having served with the firm from 2000 to 2003. He manages the Funds and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney's primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

     MANJU SEAL. Ms. Seal has managed the McMorgan Fund since she joined McMorgan & Company in 2006, and has managed the MainStay Fund since its inception. Ms. Seal has ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan & Company's investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master's degree in Mathematics (1990) and a Master's degree in Music (1993).

     ELIZABETH A. SOUZA, CFA. Ms. Souza joined McMorgan & Company in 1984. Ms. Souza has managed the McMorgan Fund since its inception in 1994 and the MainStay Fund since its recent inception. She has 22 years of investment experience. As senior manager of McMorgan & Company's fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

OTHER SERVICE PROVIDERS

     DISTRIBUTOR. NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as McMorgan Trust's and MainStay Trust's distributor and principal underwriter (the "Distributor"). The Distributor is an indirect, wholly-owned subsidiary of New York Life Insurance Company, LLC.

     TRANSFER AGENT. NYLIM Service Company LLC, ("NYLIM SC") 169 Lackawanna Avenue, Parsippany, New Jersey 07054, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, NYLIM SC maintains records pertaining to the sale and redemption of Fund shares and will distribute each Fund's cash dividends to shareholders. NYLIM SC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

     The McMorgan Trust, on behalf of the McMorgan Fund, and NYLIM SC, on behalf of the MainStay Fund have entered into a Sub-Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS"), located at 30 Dan Road, Canton, Massachusetts 02021-2809. Under the agreement, BFDS is paid a fee per account, and receives transaction fees and reimbursement of out-of-pocket expenses incurred in performing certain transfer agency and shareholder recordkeeping services. In connection with providing these services, BFDS deposits cash received in connection with mutual fund transactions in demand deposit accounts with Street Bank and Trust ("State Street") and retains the interest earnings generated from these accounts.

     ADMINISTRATOR. NYLIM serves as the administrator and accounting services agent for the Funds. The services include overseeing the sub-administrator's day-to-day administration of matters necessary to the Funds' operations, maintaining the books and records of the Funds, calculating each Fund's net asset value in accordance with the provisions of the Fund's current prospectus, and preparing various government reports, tax returns, and proxy materials on behalf of the Funds.

     SUB-ADMINISTRATION AND SUB-ACCOUNTING AGENT. State Street, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with the managers of the Funds. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting the managers of the Funds in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, State Street is compensated by the Funds' respective managers.

     CUSTODIAN. State Street serves as custodian for both Funds.


     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for McMorgan Trust. KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania, 19103-2499, serves as the independent registered public accounting firm for MainStay Trust.


                                SHAREHOLDER GUIDE

     The following pages are intended to help you understand the costs associated with buying, holding and selling the MainStay Fund's Class I shares.

SUMMARY OF CLASS I SHARES

                                          CLASS I
                                          -------
Initial sales charge                        None
Contingent deferred sales charge (CDSC)     None
Ongoing distribution and/or
service fee (Rule 12b-1 fee)                None
Shareholder service fee                     None
Redemption fee                              None
Purchase maximums                           None
Initial sales charge                        None
Small Account Fee                           $20

CLASS I CONSIDERATIONS

     - You pay no initial sales charge or CDSC on an investment in Class I shares.

     -    You do not pay any ongoing service or distribution fees.

     -    You may buy Class I shares if you are an:

          -    INSTITUTIONAL INVESTOR

               - that is an employer-sponsored, association or other group retirement plan or employee benefit trust with a service arrangement through NYLIM Retirement Plan Services or NYLIFE Distributors LLC;

               - that is a financial institution, endowment, foundation or corporations with a service arrangement through NYLIFE Distributors LLC or its affiliates; or

               - that purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC.

          - INDIVIDUAL INVESTOR--who is initially investing at least $5 million in any fund offered by the MainStay Trust.


          - EXISTING CLASS I SHAREHOLDER--(i) who owned shares of the no-load class of any Fund in the Eclipse family of funds as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004.; (ii) who owned shares of the no-load class of any ICAP Fund as of August 28, 2006, which class was renamed MainStay Class I; or (iii) who becomes a Class I shareholder by exchanging shares of any McMorgan Fund on or after July 2, 2007 or who acquires Class I shares of the MainStay Fund in the Reorganization.

SMALL ACCOUNT FEES

     Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the funds have implemented a small account fee that was effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the fund deducts directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts, SEP IRA Accounts and 403(b)(7) accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts). This small account fee will be deducted on or about March 1st and September 1st each year. The funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Trust by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.

COMPENSATION TO DEALERS

     Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the MainStay Fund and its shareholders. Such compensation varies depending upon the fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.


     - The Distributor or an affiliate, from its own resources, may pay significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of MainStay Trust shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.


     - The Distributor may pay a finder's fee or other compensation to third parties in connection with the sale of MainStay Fund shares and/or shareholders or account servicing arrangements.

     - The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

     - The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell MainStay Fund shares.

     - Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the MainStay Fund and to encourage the sale of the Fund's shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

     Although the MainStay Fund may use financial firms that sell Fund shares to make transactions for the Fund's portfolio, neither the MainStay Fund nor NYLIM will consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect those transactions.

     Payments made from the Distributor's or an affiliate's own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

     For more information regarding any of the types of compensation described above, see the MainStay Fund's SAI or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

BUYING, SELLING AND EXCHANGING MAINSTAY FUND SHARES

HOW TO OPEN YOUR ACCOUNT

     If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the MainStay Fund.

     If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in good order within three business days.

You buy shares at NAV. NAV is generally calculated as of the close of regular trading (usually 4 p.m. Eastern Time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Good order means all the necessary information, signatures and documentation have been fully completed. Alternatively, MainStay Investments has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at the MainStay Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the MainStay Fund.

     When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Fund, or your financial advisor on its behalf, must obtain the following information for each person who opens a new account:

     -    Name;

     -    Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE MAINSTAY FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

     After an account is opened, the MainStay Fund may restrict your ability to purchase additional shares until your identity is verified. The MainStay Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

     The following minimums apply if you are investing in Class I shares of the MainStay Fund.

     - Individual Investors--$5 million for initial purchases of the MainStay Fund and no minimum subsequent purchase amount, and

     - Institutional Investors--no minimum initial or subsequent purchase amounts.

     A minimum initial investment amount may be waived for purchases by the boards, directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion.


     For existing Class I shareholders who became Class I shareholders by exchanging shares of any McMorgan Fund on or after July 2, 2007 or by acquiring Class I shares of the MainStay Fund in the Reorganization, there is no minimum initial or subsequent purchase amount.


BUYING AND SELLING MAINSTAY FUND SHARES

OPENING YOUR ACCOUNT - INDIVIDUAL SHAREHOLDERS

                                           HOW                                                      DETAILS
                  -----------------------------------------------------   ----------------------------------------------------------
BY WIRE:          You or your registered representative should call       The wire must include:
                  MainStay Investments toll-free at 1-800-MAINSTAY
                  (1-800-624-6782) to obtain an account number and        -    name(s) of investor(s);
                  wiring instructions.  Wire the purchase amount to:
                                                                          -    your account number; and

                                                                          -    the MainStay Fund's Name and Class of shares.

                                                                          Your bank may charge a fee for the wire transfer.

                  State Street Bank and Trust Company

                  -    ABA #011-0000-28

                  -    MainStay Funds (DDA #99029415)

                  -    Attn: Custody and Shareholder Services

                  To buy shares the same day, MainStay Investments must receive your wired money by 4 p.m. Eastern
                  Time.

BY PHONE:         Have your investment professional call MainStay         MainStay Investments must receive your
                  Investments toll-free at 1-800-MAINSTAY                 application and check, payable to MainStay Funds
                  (1-800-624-6782) between 8 a.m. and 6 p.m. Eastern      in good order within three business days.  If
                  Time any day the New York Stock Exchange is open.       not, MainStay Investments can cancel your order
                  Call before 4 p.m. to buy shares at the current         and hold you liable for costs incurred in
                  day's NAV.                                              placing it.

                                                                          Be sure to write on your check:

                                                                          -    name(s) of investor(s).

                                                                          -    your account number; and

                                                                          -    the MainStay Fund's name and Class of shares.

BY MAIL:          Return your completed application with a check for      Make your check payable to MainStay Funds.
                  the amount of your investment to:

                  MainStay Funds                                          -    $1,000 minimum
                  P.O. Box 8401
                  Boston, Massachusetts 02266-8401                        Be sure to write on your check:

                                                                          -    name(s) of investor(s); and

                                                                          -    the MainStay Fund's name and Class of shares.

                  Send overnight orders to:

                  MainStay Funds
                  c/o Boston Financial Data Services
                  30 Dan Road
                  Canton, Massachusetts 02021-2809

BUYING ADDITIONAL SHARES OF THE MAINSTAY FUND - INDIVIDUAL SHAREHOLDERS

                                           HOW                                                      DETAILS
                  -----------------------------------------------------   ----------------------------------------------------------
BY WIRE:          Wire the purchase amount to:

                  State Street Bank and Trust Company                     The wire must include:

                  -    ABA #011-0000-28                                   -    name(s) of investor(s);

                  -    MainStay Funds (DDA #99029415)                     -    your account number; and

                                                                          -    the MainStay Fund's Name and Class of shares.

                  -    Attn: Custody and Shareholder Services

                                                                          Your bank may charge a fee for the wire transfer.
                  To buy shares the same day, MainStay Investments
                  must receive your wired money by 4 p.m. Eastern
                  Time.

ELECTRONICALLY:   Call MainStay Investments toll-free at                  Eligible investors can purchase shares by using
                  1-800-MAINSTAY (1-800-624-6782) between 8 a.m. and      electronic debits from a designated bank account.
                  6 p.m. Eastern Time any day the New York Stock
                  Exchange is open to make an ACH purchase; call          The maximum ACH purchase amount is $100,000.
                  before 4 p.m. to buy shares at the current day's
                  NAV; or visit us at www.mainstayfunds.com.

BY MAIL:          Address your order to:                                  Make your check payable to MainStay Funds.

                  MainStay Funds
                  P.O. Box 8401                                           Be sure to write on your check:
                  Boston, Massachusetts 02266-8401
                                                                          -    name(s) of investor(s); and

                                                                          -    the MainStay Fund's name and Class of shares.

                  Send overnight orders to:

                  MainStay Funds
                  c/o Boston Financial Data Services
                  30 Dan Road
                  Canton, Massachusetts 02021-2809

SELLING SHARES - INDIVIDUAL SHAREHOLDERS

                                           HOW                                                      DETAILS
                  -----------------------------------------------------   ----------------------------------------------------------
BY CONTACTING
YOUR FINANCIAL                                                            -    You may sell (redeem) your shares through your
ADVISOR:                                                                       financial advisor or by any of the methods described
                                                                               below.

BY PHONE:         TO RECEIVE PROCEEDS BY CHECK:                           -    MainStay Investments will only send checks to the
                                                                               account owner at the owner's address of record and
                  Call MainStay Investments toll-free at 1-800-MAINSTAY        generally will not send checks to addresses on record
                  (1-800-624-6782) between 8 a.m. and 6 p.m. Eastern           for 30 days or less.
                  Time any day the New York Stock Exchange is open.
                  Call before 4 p.m. Eastern Time to sell shares at       -    The maximum order MainStay Investments can process by
                  the current day's NAV.                                       phone is $100,000.

                  TO RECEIVE PROCEEDS BY WIRE:                            -    Generally, after receiving your sell order by phone,
                                                                               MainStay Investments will send the proceeds by bank
                  Call MainStay Investments toll-free at 1-800-MAINSTAY        wire to your designated bank account the next
                  (1-800-624-6782) between 8 a.m. and 6 p.m. Eastern           business day, although it may
                  Time any day the New York Stock Exchange is open.
                  Eligible investors may sell

                                           HOW                                                      DETAILS
                  -----------------------------------------------------   ----------------------------------------------------------
                  shares and have proceeds electronically credited to a   take up to seven days to do so. Your bank may
                  designated bank account.
                                                                          -    charge you a fee to receive  the wire transfer.

                                                                          -    MainStay Investments must have your bank account
                                                                               information on file.

                                                                          -    The minimum wire transfer amount is $1,000.

                  TO RECEIVE PROCEEDS ELECTRONICALLY BY ACH:  Call        -    MainStay Investments must have your bank account
                  MainStay Investments toll-free at                            information on file.
                  1-800-MAINSTAY (1-800-624-6782) between 8 a.m. and 6
                  p.m. Eastern Time any day banks and the New York        -    Proceeds may take 2-3 days to reach your bank
                  Stock Exchange are open; or visit us at                      account.
                  www.mainstayfunds.com.
                                                                          -    There is no fee from MainStay Investments for this
                                                                               transaction.

                                                                          -    The maximum ACH transfer amount is $100,000.

BY MAIL:          Address your order to:                                  Write a letter of instruction that includes:

                  MainStay Funds
                  P.O. Box 8401                                           *    your name(s) and signature(s);
                  Boston, Massachusetts 02266-8401

                  Send overnight orders to:                               *    your account number;

                  MainStay Funds
                  c/o Boston Financial Data Services                      *    the MainStay Fund's name and Class of shares; and
                  30 Dan Road
                  Canton, Massachusetts 02021-2809                        *    dollar or share amount you want to sell.

                                                                          Obtain a MEDALLION SIGNATURE GUARANTEE or other
                                                                          documentation, as required.

                                                                          There is a $15 fee for checks mailed to you via overnight
                                                                          service.

GENERAL POLICIES

BUYING SHARES

     - All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers' checks, personal money orders, credit card convenience checks, cash or starter checks.

     - MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

     - If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the MainStay Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

     - The MainStay Fund may, in its discretion, reject, in whole or in part, any order for the purchase of shares.

     - To limit the MainStay Fund's expenses, the MainStay Trust does not issue share certificates.

SELLING SHARES

     - If you have share certificates, you must return them with a written redemption request.

     - Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

     - If you buy shares by check or by ACH purchase and quickly decide to sell them, the MainStay Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

     - There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

     - Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

     - Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

     - MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

     - MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:

          - MainStay Investments does not have on file required bank information to wire funds;

          -    the proceeds from the sale will exceed $100,000;

          - the proceeds of the sale are to be sent to an address other than the address of record; or

          - the proceeds are to be payable to someone other than the account holder(s).

     - In the interest of all shareholders, the MainStay Fund reserves the right to:

          - change or discontinue the exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

          - change or discontinue the systematic withdrawal plan upon notice to shareholders; and/or

          -    change the minimum investment amounts.

ADDITIONAL INFORMATION

     The policies and fees described in this Proxy Statement/Prospectus govern transactions with the MainStay Fund. If you invest through a third party--e.g., a bank, broker, 401(k), financial advisor or financial supermarket--there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

     From time to time, the MainStay Fund may close and reopen to new investors or new share purchases at its discretion. If the MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in the MainStay Fund. If the MainStay Fund is closed to new investors, you may not exchange shares from other funds offered by the MainStay Trust for shares of the MainStay Fund unless you are already a shareholder of the MainStay Fund.

MEDALLION SIGNATURE GUARANTEES

     A Medallion Signature Guarantee helps protect against fraud. To protect your account, the MainStay Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

     Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

INVESTING FOR RETIREMENT

     Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact us at 1-800-MAINSTAY (1-800-624-6782) for further details.

     You can purchase shares of the MainStay Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use the MainStay Fund in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

     Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

[Sidebar begins:] Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied.

     Convenient, Yes ... But Not Risk-Free

     Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using MainStay's Audio Response System or the internet, you bear the risk of any loss from your errors unless the MainStay Fund or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at the MainStay
Funds:

     -    all phone calls with service representatives are tape recorded; and

     - written confirmation of every transaction is sent to your address of record.

     The MainStay Fund and MainStay Investments reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

[Sidebar ends]

PURCHASES-IN-KIND

     You may purchase shares of the MainStay Fund by transferring securities to the MainStay Fund in exchange for MainStay Fund shares ("in kind purchase"). In kind purchases may be made only upon the MainStay Fund's approval and determination that the securities are acceptable investments for the Fund, and are purchased consistent with the MainStay Fund's procedures relating to in kind purchases.

REDEMPTIONS IN KIND

     The MainStay Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the MainStay Fund's portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

SHAREHOLDER SERVICES

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing--Individual Shareholders Only

The MainStay Fund offers three automatic investment plans:

     1. AutoInvest. If you obtain authorization from your bank, you can automatically debit your designated bank account to:

               -    make regularly scheduled investments; and/or

               -    purchase shares whenever you choose.

     2. Dividend reinvestment. Automatically reinvest dividends and distributions from the MainStay Fund back into the Fund or into the same Class of any other MainStay Fund.

     3. Payroll deductions. If your employer offers this option, you can make automatic investments through payroll deduction.

SYSTEMATIC WITHDRAWAL PLAN--INDIVIDUAL SHAREHOLDERS ONLY

     Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form. The MainStay Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

EXCHANGING SHARES AMONG MAINSTAY TRUST

     You exchange shares when you sell all or a portion of shares in a fund offered by the MainStay Trust and use the proceeds to purchase shares of the same class of another fund offered by the MainStay Trust at NAV. An exchange of shares of one fund for shares of another fund will be treated as a sale of shares of the first fund and as a purchase of shares of the second fund. Any gain on the transaction may be subject to taxes. You may make exchanges from a fund offered by the MainStay Trust to another such fund by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one fund offered by the MainStay Trust to the same class of another such fund. When you redeem exchanged shares without a corresponding purchase of another fund offered by the MainStay Trust, you may have to pay any applicable CDSC. You may not exchange shares between classes of the MainStay Fund.

     You may also exchange shares of the MainStay Fund for the Class I shares, if offered, of any series of certain other open-end investment companies sponsored, advised, or administered by NYLIM or any affiliate thereof, which are offered in separate prospectuses, including:

- MainStay All Cap Growth Fund
- MainStay Balanced Fund
- MainStay Capital Appreciation Fund
- MainStay Cash Reserves Fund
- MainStay Common Stock Fund
- MainStay Conservative Allocation Fund
- MainStay MAP Fund
- MainStay Mid Cap Growth Fund
- MainStay Mid Cap Opportunity Fund
- MainStay Mid Cap Value Fund
- MainStay Moderate Allocation Fund
- MainStay Moderate Growth Allocation Fund

- MainStay Diversified Income Fund
- MainStay Floating Rate Fund
- MainStay Global High Income Fund
- MainStay Government Fund
- MainStay Growth Allocation Fund
- MainStay Growth Equity Fund*
- MainStay High Yield Corporate Bond Fund
- MainStay ICAP Equity Fund
- MainStay ICAP International Fund
- MainStay ICAP Select Equity Fund
- MainStay Income Manager Fund
- MainStay Indexed Bond Fund
- MainStay Intermediate Term Bond Fund
- MainStay International Equity Fund
- MainStay Large Cap Growth Fund
- MainStay Large Cap Opportunity Fund*
- MainStay Retirement 2010 Fund
- MainStay Retirement 2020 Fund
- MainStay Retirement 2030 Fund
- MainStay Retirement 2040 Fund
- MainStay Retirement 2050 Fund
- MainStay S&P 500 Index Fund
- MainStay Short Term Bond Fund
- MainStay Small Cap Growth Fund
- MainStay Small Cap Opportunity Fund
- MainStay Small Cap Value Fund
- MainStay Total Return Fund
- MainStay Value Fund
- MainStay 130/30 Core Fund
- MainStay 130/30 Growth Fund
- MainStay 130/30 International Fund

*    Offered only to residents of Connecticut, Maryland, New Jersey, and New
     York.

     Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution by calling The Mainstay Funds at 1-800-MAINSTAY (1-800-624-6782).

     You may not exchange shares of the MainStay Fund for shares of another fund in the MainStay Fund complex that is closed to new investors unless you are already a shareholder of that fund. You may not exchange shares of a fund offered by the MainStay Trust for shares of another such fund that is closed to new share purchases or not offered for sale in your state.

     The exchange privilege is not intended as a vehicle for short term trading, nor is the MainStay Fund designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges" in this section).

     The MainStay Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

DETERMINING THE MAINSTAY FUND'S SHARE PRICES (NAV) AND THE VALUATION OF SECURITIES.

     The MainStay Fund generally calculates the value of the Fund (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time) every day the Exchange is open. The MainStay Fund does not determine NAV on days the Exchange is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share for a class of shares is determined by dividing the value of the MainStay Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of the MainStay Fund's investments is generally based on current market prices. If current market values are not available or, in the judgment of NYLIM, do not accurately reflect the fair value of a security, investments will be valued by another method that the MainStay

Trust Board believes in good faith accurately reflects fair value. Changes in the value of the MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless NYLIM deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the MainStay Trust Board. The MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. The NAV of the MainStay Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

     The MainStay Trust Board has adopted valuation procedures for the MainStay Fund and has delegated day-to-day responsibility for fair value determinations to the MainStay Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the MainStay Trust Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The MainStay Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets.

PORTFOLIO HOLDINGS INFORMATION

     A description of the MainStay Fund's policies and procedures with respect to the disclosure of the MainStay Fund's portfolio securities holdings is available in the MainStay Fund's SAI. MainStay Trust publishes quarterly a list of the MainStay Fund's ten largest holdings and publishes monthly a complete schedule of the MainStay Fund's portfolio holdings on the Internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). Disclosure of the MainStay Fund's schedule of portfolio holdings is provided monthly no earlier than 30 days after the end of the reported month. In addition, disclosure of the MainStay Fund's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The MainStay Fund's quarterly holdings information is also provided in the annual report and semiannual report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

[Sidebar begins:]

FUND EARNINGS

If you prefer to reinvest dividends and/or capital gains in another fund, you must first establish an account in that class of shares of that fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

SEEK PROFESSIONAL ASSISTANCE. Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the MainStay Fund's SAI.

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

[Sidebar ends]

Dividends and Interest. Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

When the MainStay Fund Pays Dividends. The MainStay Fund declares dividends on a daily basis and pays dividends monthly. Dividends are normally paid on the first business day of each month after a dividend is declared. You being earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Capital Gains. The MainStay Fund earns capital gains when it sells securities at a profit.

When the MainStay Fund Pays Capital Gains. The MainStay Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings. You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MainStay Investments directly. The seven choices are:

     1.   Reinvest dividends and capital gains in:

          -    the MainStay Fund; or

          - another fund of your choice (other than a fund that is closed, either to new investors or to new share purchases).

     2. Take the dividends in cash and reinvest the capital gains back in the MainStay Fund.

     3. Take the capital gains in cash and reinvest the dividends back in the MainStay Fund.

     4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the MainStay Fund.

     5.   Take dividends and capital gains in cash.

     6. Reinvest all or a percentage of the capital gains in another fund (other than a fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the MainStay Fund.

     7. Reinvest all or a percentage of the dividends in another fund (other than a fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the MainStay Fund.

     If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the MainStay Fund.

UNDERSTAND THE TAX CONSEQUENCES OF INVESTING IN THE MAINSTAY FUND

     Most of Your Earnings are Taxable. Virtually all of the dividends and capital gains distributions you receive from MainStay Fund are taxable, whether you take them as cash or automatically reinvest them. The MainStay Fund's realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold MainStay Fund shares. If the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

     MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

     The MainStay Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

     Exchanges. An exchange of shares of the MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

                               VOTING INFORMATION


     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the MainStay Trust Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the McMorgan Fund on or about September [24], 2007. Only shareholders of record as of the close of business on August 8, 2007 (the "Record Date"), will be entitled to notice of, and to vote at, the Special Meeting. If the Reorganization is not approved by shareholders, the McMorgan Trust Board will consider other options, which may include liquidating the McMorgan Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal or continuing to operate the McMorgan Fund in its present form for a period of time.


     The votes of the shareholders of the MainStay Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

     VOTING OF PROXIES. If you attend the Special Meeting you may vote in person. If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     You may also authorize your proxy through touch-tone telephone or by Internet. These options require you to input a control number, which is located on each proxy card. After inputting these numbers, you will be prompted to authorize your proxy on the Proposal. You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

     A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the McMorgan Fund written notice of the revocation, (2) delivering to the McMorgan Fund a proxy with a later date, or (3) voting in person at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon.

     In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to the Proposal, such proxy will be voted FOR the Reorganization and in the discretion of the proxy holder with regard to any other proposal.

     QUORUM REQUIREMENTS. A quorum of shareholders is necessary to hold a valid meeting and to consider the Proposal. The presence in person or by proxy of the holders of one-third of the shares of beneficial interest of the McMorgan Fund on the Record Date constitutes a quorum. The following chart reflects the number of shares outstanding of each class of the McMorgan Fund as of the Record Date:


MCMORGAN FUND            NUMBER OF SHARES
----------------------   ----------------
   McMorgan Fund Class    184,530,552.359


     VOTES NECESSARY TO APPROVE THE PROPOSAL. Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the McMorgan Fund's shares present at the special meeting if more than 50% of the outstanding shares of the McMorgan Fund are present, or (ii) more than 50% of the outstanding shares of the McMorgan Fund.

     EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES." The McMorgan Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the McMorgan Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions and broker non-votes will not, however, be counted as votes in favor of a Proposal. Therefore, abstentions and broker non-votes will have the effect of a vote against the Proposal.

     ADJOURNMENTS. If a quorum is not present at the Special Meeting or if a quorum is present but sufficient votes to approve the Proposal have not been received at the time of the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of the Proposal and will vote against any such adjournment with respect to those proxies which may be voted against the Proposal.

     PAYMENT OF SOLICITATION EXPENSES. The cost of the Special Meeting, including costs of solicitation of proxies and voting instructions, will be borne by NYLIM. Proxies are solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of NYLIM, the McMorgan Trust, their respective affiliates, or, in NYLIM's discretion, a commercial firm retained for this purpose. NYLIM has retained D.F. King & Co., Inc. to provide proxy solicitation services in connection with the Special Meeting at an estimated cost of $1,525. NYLIM may incur additional expenses as a result of this proxy solicitation.

     OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING. McMorgan Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If any other matters come before the Special Meeting, including any proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of the Reorganization, it is the intention of McMorgan Trust that proxies not containing specific restrictions to the contrary will be voted as described above under "Adjournments" with respect to proposals to adjourn the meeting to solicit additional proxies in favor of the Reorganization and in the discretion of the proxy holder on any other matters.

                                OTHER INFORMATION

RECEIPT OF SHAREHOLDER PROPOSALS

     As in the past, the McMorgan Trust Board does not intend to call regular annual meetings of shareholders of the McMorgan Trust. If a shareholder wishes to present a proposal to be included in the proxy statement for the next meeting of shareholders of the McMorgan Trust, if any, such proposal must be received by the McMorgan Trust within a reasonable time before the solicitation is to be made. The Trustees will call meetings of shareholders as may be required under the 1940 Act (such as to approve a new investment advisory agreement for the McMorgan Fund or to remove Trustees) or as they may determine in their discretion.

FINANCIAL HIGHLIGHTS

     The fiscal year-end of McMorgan Trust and the fiscal year-end of MainStay Trust is October 31. Prior to July 10, 2007, the fiscal year for the McMorgan Trust was June 30. Because the MainStay Fund has not yet commenced operations, financial highlights are not available.

SHAREHOLDER REPORTS

     The MainStay Trust and the McMorgan Trust will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of The Mainstay Funds and the McMorgan Funds, respectively (and any subsequent semi-annual reports). Such requests may be directed to MainStay Trust by (1) contacting the Distributor of The Mainstay Funds' shares by writing NYLIFE Distributors LLC, attn: MainStay Trust, 169 Lackawanna Avenue, Parsippany, New Jersey 07054; or (2) by calling toll-free 1-800-MAINSTAY (1-800-624-6782) and to the McMorgan Trust by calling toll-free 1-800-317-8028. Please include the name or names of the specific Fund or Funds for which you request reports.

INFORMATION REQUIREMENTS

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C.

20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

SECURITY OWNERSHIP OF MANAGEMENT AND PRINCIPAL HOLDERS

     As of the Record Date, (1) the current officers and Trustees of the McMorgan Trust, in the aggregate beneficially owned less than 1% of a class of shares of the McMorgan Fund, and (2) the current officers and Trustees of the MainStay Trust, in the aggregate beneficially owned less than 1% of a class of shares of the MainStay Fund. A list of the 5% shareholders of the McMorgan Fund and the MainStay Fund as of the Record Date are listed on Exhibit B.

VOTE OF MCMORGAN FUND SHARES BY MCMORGAN & COMPANY

     McMorgan and/or its affiliates have the discretion to vote some of the McMorgan Fund's shares on this proposal. McMorgan Trust has been advised by McMorgan & Company that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

                                   EXHIBIT A



                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     This Agreement and Plan of Reorganization ("AGREEMENT") is made as of ________, 2007, by and between McMorgan Funds, a Delaware statutory trust ("MCMORGAN FUNDS"), on behalf of its investment portfolio, the McMorgan Principal Preservation Fund (the "ACQUIRED FUND"), and The MainStay Funds, a Massachusetts business trust ("MAINSTAY FUNDS"), on behalf of its investment portfolio, the MainStay Principal Preservation Fund (the "ACQUIRING FUND" and, together with the Acquired Fund, the "FUNDS"). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of New York ("NYLIM"), joins this Agreement solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2.

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "CODE"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class I shares of beneficial interest of the Acquiring Fund (the "ACQUIRING FUND SHARES"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund specified in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "REORGANIZATION").

     The Board of Trustees of McMorgan Funds has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.

     The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

                    THE REORGANIZATION AND FUND TRANSACTIONS

     1.1 The Reorganization. Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.5), McMorgan Funds shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund, to MainStay Funds on behalf of the Acquiring Fund, and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to McMorgan Funds on behalf of the Acquired Fund, full and fractional Class I Acquiring Fund Shares (to the third decimal place). The number of Class I Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

     1.2 Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the "ASSETS").

     1.3 Liabilities of the Acquired Fund. The Acquired Fund will use its best efforts to discharge all of its known liabilities and obligations prior to the Effective Time. The Acquiring Fund shall assume the liabilities of the Acquired Fund that are set forth on the Acquired Fund's Statement of Assets and Liabilities as of the Effective Time that is delivered pursuant to paragraph 6.2(b) and included in the calculation of net asset value ("NAV") as of the Effective Time, or incurred in the ordinary course of business consistent with past practice (collectively, the "LIABILITIES").

     1.4 Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), McMorgan Funds, on behalf of the Acquired Fund, will distribute the Class I Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the "ACQUIRED FUND SHAREHOLDERS") in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Class I Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the "ACQUIRED FUND SHARES") owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class I Acquiring Fund Shares in connection with such exchange.

     1.5 Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent (as defined in paragraph 3.3).

     1.6 Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

                                   ARTICLE II

                                    VALUATION

     2.1. Net Asset Value of the Acquired Fund. The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectuses and statement of additional information of the Acquiring Fund.

     2.2. Net Asset Value of the Acquiring Fund. The net asset value of the Class I Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in paragraph 2.1.

     2.3. Calculation of Number of Acquiring Fund Shares. The number of Class I Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be equal to the number of Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

     2.4. Joint Direction of Calculation. All computations of value with respect to both the Acquired Fund and the Acquiring Fund shall be made by State Street Bank and Trust Company ("STATE STREET"), in its capacity as accounting agent for the Funds. Such computations shall be evaluated by NYLIM, in its capacity as administrator for the Funds, in consultation with McMorgan & Company LLC, the investment adviser to the Acquired Fund. Such computations shall be subject to confirmation by the Acquired Fund's and Acquiring Fund's respective transfer agents and independent accountants.

     2.5 Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange ("NYSE")) on the Closing Date (as defined in paragraph 3.1) (the "EFFECTIVE TIME").

                                   ARTICLE III

                                     CLOSING

     3.1 Closing. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at NYLIM's principal office on or about November 27, 2007, or at such other place and/or on such other date as to which the parties may agree (the "CLOSING DATE"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

     3.2 Transfer and Delivery of Assets. McMorgan Funds shall direct State Street, as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective

Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by State Street, as custodian for the Acquiring Fund, to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. State Street shall deliver to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

     3.3 Share Records. McMorgan Funds shall direct NYLIM Service Company, LLC, in its capacity as transfer agent for the Acquired Fund (the "TRANSFER AGENT"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund.

     3.4 Postponement of Effective Time. In the event that at the Effective Time
(a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations and Warranties of McMorgan Funds. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of McMorgan

Funds, McMorgan Funds, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

     (a) The Acquired Fund is a duly established series of McMorgan Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) McMorgan Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the "1933 ACT"), is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by McMorgan Funds on behalf of the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 ACT"), and the 1940 Act, and such as may be required under state securities laws.

     (d) The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as set forth on Schedule 4.1(e) hereof.

     (f) McMorgan Funds is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware Law or a material violation of its Certificate of Trust, Trust Instrument and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound.

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, targeted return index securities, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

     (h) Except as otherwise disclosed to and accepted by MainStay Funds, on behalf of the Acquiring Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. McMorgan Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2007 have been audited by Tait, Weller & Baker LLP ("TWB"), independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.


     (j) Since June 30, 2007, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

     (k) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquired Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (l) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Effective Time, and before the Effective Time will have declared dividends sufficient to distribute substantially all of its investment company taxable income and net capital gain for the period ending at the Effective Time.

     (m) All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares.

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of McMorgan Funds, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of McMorgan Funds on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     (p) The combined proxy statement and prospectus (the "PROXY STATEMENT") to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will, from the effective date of the Registration Statement through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

     4.2 Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, as follows:

     (a) The Acquiring Fund is a duly established series of MainStay Funds, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Class I Acquiring Fund Shares under the 1933 Act is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

     (d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, other than as set forth on Schedule 4.2(e) hereof.

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of MainStay Funds' Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

     (g) Except as otherwise disclosed to and accepted by McMorgan Funds, on behalf of the Acquired Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against MainStay Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

     (h) At the Effective Time, the Acquiring Fund will have no assets and no liabilities.

     (i) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (j) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Effective Time.

     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of MainStay Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (l) The Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund's shares.

     (m) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

     (n) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

     4.3 Representation and Warranty of NYLIM. NYLIM represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of NYLIM, and this Agreement will constitute a valid and binding obligation of NYLIM, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

                                    ARTICLE V

                            COVENANTS AND AGREEMENTS

     5.1 Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 Meeting of Shareholders. McMorgan Funds will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. Proxy Statement/Prospectus and Registration Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of the Proxy Statement to be included in a Registration Statement on Form N-14 (the "REGISTRATION STATEMENT"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class I Acquiring Fund Shares received at the Closing.

     5.8 Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 Other Instruments. McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm
(a) McMorgan Funds', on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds', on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.


     5.11 Waiver and Reimbursement of Acquiring Fund Fees and Expenses. For a period of two years after the Closing Date, NYLIM will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the Acquiring Fund so that the total ordinary operating expenses (total operating expenses excluding underlying fund expenses, taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses related to the purchase or sale of portfolio investments) of such Class I shares do not exceed the annual rate of 0.30% of the average daily net assets attributable to such Class I shares.


     5.12 Board Information. NYLIM represents, warrants and covenants to McMorgan Funds that the information provided by NYLIM to the Board of Trustees of McMorgan Funds in connection with its review of the Reorganization is materially accurate and complete and that, to the best of its knowledge, NYLIM has provided all information concerning McMorgan Funds, MainStay Funds and the Reorganization it believes is reasonably necessary for the Board of Trustees of McMorgan Funds to evaluate the Reorganization.

                                   ARTICLE VI

                              CONDITIONS PRECEDENT

     6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of McMorgan Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at McMorgan Funds' election, to the following conditions:

     (a) All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to McMorgan Funds, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as McMorgan Funds shall reasonably request.

     (c) MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

     (d) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.


     (e) At or before the Effective Time, the Acquired Fund shall have received the Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund for the fiscal year ended October 31, 2007 that have been audited by TWB (the "AUDITED OCTOBER 31, 2007 FINANCIAL STATEMENTs"), and a certification from TWB that: (1) TWB has performed a review of subsequent events from October 31, 2007 through the period ending on the day immediately before the date when the Effective Time occurs in a manner consistent with GAAP and other applicable accounting principles and standards, and (2) the subsequent events review did not reveal any additional information, events or basis requiring or necessitating the addition, deletion or other modification to the Audited October 31, 2007 Financial Statements or notes thereto.


     6.2 Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds' election, to the following conditions:

     (a) All representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) McMorgan Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of McMorgan Funds.

     (c) McMorgan Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

     (d) McMorgan Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by McMorgan Funds, on behalf of the Acquired Fund, on or before the Effective Time.

     (e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

     6.3 Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     (a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, applicable Delaware law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

     (b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of McMorgan Funds or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     (c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by McMorgan Funds and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     (d) The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (e) McMorgan Funds and MainStay Funds shall have received an opinion of Sutherland Asbill & Brennan LLP ("SUTHERLAND") as to federal income tax matters (the "TAX OPINION") substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          (1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (2) No gain or loss will be recognized by the Acquired Fund (a) on the transfer of its Assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Liabilities (if any) of the Acquired Fund, and
               (b) the subsequent distribution by the Acquired Fund of those shares to the shareholders of the Acquired Fund.

          (3) No gain or loss will be recognized by the Acquiring Fund on receipt of the Assets transferred to it by the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of the Liabilities (if any) of the Acquired Fund.

          (4) The Acquiring Fund's basis in the Assets received from the Acquired Fund will be the same as the Acquired Fund's basis in those assets immediately prior to the Reorganization.

          (5) The Acquiring Fund's holding period for the transferred Assets will include the Acquired Fund's holding period therefor.

          (6) No gain or loss will be recognized by the Acquired Fund Shareholders on the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund.

          (7) An Acquired Fund Shareholder's basis in the Acquiring Fund Shares received in the Reorganization will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor.

          (8) An Acquired Fund Shareholder's holding period in the shares of the Acquiring Fund received in the Reorganization will include the Acquired Fund Shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided such Acquired Fund Shares were held as capital assets at the Effective Time.

     Notwithstanding this paragraph 6.3(e), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Funds or any shareholder thereof with respect to (a) any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (b) the payment by any party of transaction expenses incurred in connection with the Reorganization, except in relation to the qualification of the transfer of the Acquired Fund's assets to the Acquiring Fund as a reorganization under Section 368(a) of the Code.

     Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 6.3(e).

     (f) State Street shall have delivered such certificates or other documents as set forth in paragraph 3.2.

     (g) The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

     (h) The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

     (i) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

                                   ARTICLE VII

                                 INDEMNIFICATION

     7.1 Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless McMorgan Funds, the Acquired Fund, and their trustees, officers, employees and agents (the "MCMORGAN INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the McMorgan Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or its respective trustees, officers or agents.

     7.2 Indemnification by McMorgan Funds. McMorgan Funds, solely out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the "MAINSTAY INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its respective trustees, officers or agents.

     7.3 Liability of McMorgan Funds. MainStay Funds understands and agrees that the obligations of McMorgan Funds on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of McMorgan Funds on behalf of McMorgan Funds personally, but bind only McMorgan Funds on behalf of the Acquired Fund and the Acquired Fund's property. Moreover, no series of McMorgan Funds other than the Acquired Fund shall be responsible for the obligations of McMorgan Funds hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Trust Instrument of McMorgan Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.

     7.4 Liability of MainStay Funds. McMorgan Funds understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund's property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

                                  ARTICLE VIII

                           BROKERAGE FEES AND EXPENSES

     8.1 No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     8.2 Expenses of Reorganization. The expenses relating to the proposed Reorganization that will be borne by NYLIM were disclosed in writing to the Board of Trustees of the McMorgan Funds at the August 21, 2007 Board of
Trustees meeting and any subsequent and final modifications to the list of such expenses will be disclosed to the Board of Trustees at its next meeting, which is expected to take place in December 2007. All other such expenses shall be borne by the Acquired Fund, including brokerage fees and expenses incurred by the Acquired Fund in connection with the purchase or sale of portfolio securities of the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement and related amendments and supplements to the registration statements on Form N-1A of the Acquired Fund and Acquiring Fund, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, the expenses of holding shareholders' meetings, transfer taxes (if any), the fees of proxy solicitors, banks, brokers, custodians and transfer agents, the termination of the Acquired Fund and McMorgan Funds, the deregistration of McMorgan Funds, all expenses incurred by the Acquired Fund following the Closing (including, but not limited to, those relating to the reporting responsibilities of the Acquired Fund), and any and all other fees and expenses incurred with respect to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.


                                   ARTICLE IX

                           AMENDMENTS AND TERMINATION

     9.1 Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of McMorgan Funds or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class I Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     9.2 Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable. The provisions of Article VIII shall survive any termination of this Agreement.

                                    ARTICLE X

                                     NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

          If to McMorgan Funds:

          McMorgan Funds
          One Bush Street, Suite 800
          San Francisco, California 94104
          Attention: Teresa Matzelle
          Telephone No.: (415) 616-9372
          Facsimile No.: (415) 616-9300
          Email: tmatzelle@mcmorgan.com

          With copies (which shall not constitute notice) to:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          Sutherland Asbill & Brennan LLP
          1275 Pennsylvania Avenue, NW
          Washington, D.C. 20004
          Attn: Bibb L. Strench, Esq.
          Telephone No.: (202) 383-0509
          Facsimile No.: (202) 637-3593
          Email: bibb.strench@sablaw.com

          Howard Rice Nemerovski Canady Falk & Rabkin,
          A Professional Corporation
          Three Embarcadero Center, Seventh Floor
          San Francisco, California 94111
          Attn: Andre W. Brewster, Esq.
          Telephone No.: (415) 399-3020
          Facsimile No.: (415) 217-5910
          Email: abrewster@howardrice.com

          If to MainStay Funds:

          The MainStay Funds
          51 Madison Avenue
          New York, New York 10010
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With a copy (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn: Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

          If to NYLIM:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With copies (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn: Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

                                   ARTICLE XI

                                  MISCELLANEOUS

     11.1 Entire Agreement. MainStay Funds and McMorgan Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement, together with the letter agreement dated November __, 2007 between NYLIM and the McMorgan Funds, constitute the entire agreement between the parties.

     11.2 Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

     11.3 Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     11.4 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

     11.5 Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.6 Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the ___ day of _________, 2007.

THE MAINSTAY FUNDS                      MCMORGAN FUNDS
ON BEHALF OF THE ACQUIRING FUND         ON BEHALF OF THE ACQUIRED FUND


By:                                     By:
    ---------------------------------       ------------------------------------
Name:                                   Name:
      -------------------------------         ----------------------------------
Title:                                  Title:
       ------------------------------          ---------------------------------

Solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2:

NEW YORK LIFE INVESTMENT MANAGEMENT
LLC


By:
    ---------------------------------
Name:
      -------------------------------
Title:
       ------------------------------

                                 SCHEDULE 4.1(E)

        Transfer Restrictions on the Assets Pursuant to Paragraph 4.1(e)

                                 SCHEDULE 4.2(E)

   Transfer Restrictions on the Acquiring Fund's Assets Pursuant to Paragraph
                                     4.2(e)

                                    EXHIBIT B

                       PRINCIPAL SHAREHOLDERS OF THE FUNDS

     As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of the McMorgan Fund or MainStay Fund:


                                                                        NUMBER OF
NAME OF FUND AND                                                       BENEFICIAL      PERCENTAGE
TITLE OF CLASS          NAME AND ADDRESS OF BENEFICIAL OWNER        OWNERSHIP SHARES    OF CLASS
----------------   ----------------------------------------------   ----------------   ----------
McMorgan Fund      Accounting Department                             10,382,014.100       5.58%
                   ADMR Cement Masons Vacation Holiday Trust Fund
                   DTD 3-29-63
                   220 Campus Ln
                   Suisun, CA 94534-1497

McMorgan Fund      Bay Area Painters and Tapers Health Fund Trust    11,933,885.960       6.41%
                   1640 S. Loop Rd.
                   Alameda, CA 94502-7089

McMorgan Fund      Union Bank TR Nominee                             17,990,406.490       9.67%
                   FBO UA Local 290 Plumber Steamfitter &
                   Shipfitter Industry
                   Health & Welfare Trust
                   P.O. Box 85484
                   San Diego, CA 92186-5484

McMorgan Fund      McMorgan & Company LLC                            19.597,585.590      10.53%
                   Attn: Mark Flanagan
                   1 Bush Street, Suite 800
                   San Francisco, CA 94104-4414

McMorgan Fund      New York Life Trust Company                       35,782,998.820      19.23%
                   Client Accounts
                   169 Lackawanna Ave
                   Parsippany, NJ 07054-1007

                                     PART B

                               THE MAINSTAY FUNDS

                      MAINSTAY PRINCIPAL PRESERVATION FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              SEPTEMBER [24], 2007

Acquisition of the Assets and Liabilities of:   By and in Exchange for Shares of:
McMorgan Principal Preservation Fund            MainStay Principal Preservation Fund
("McMorgan Fund")                               ("MainStay Fund")
(a series of McMorgan Funds)                    (a series of The MainStay Funds)
One Bush Street, Suite 800                      51 Madison Avenue
San Francisco, California 94104                 New York, New York 10010

     This Statement of Additional Information ("SAI") is available to the shareholders of the McMorgan Fund in connection with a proposed transaction governed by an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Fund, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund (such transactions are collectively referred to as the "Reorganization").

     This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated September [24], 2007 (the "Proxy Statement/Prospectus") relating to the above-referenced matter. This SAI is incorporated by reference in and is made a part of the Proxy Statement/Prospectus. The Proxy Statement/Prospectus is available without charge by writing NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

     This SAI incorporates by reference the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:


     1. The Statement of Additional Information of the McMorgan Funds, dated November 3, 2006, as supplemented (File Nos. 33-75708, 811-08370);

     2. The audited financial statements of the McMorgan Fund as included in the Annual Report to Shareholders of the McMorgan Fund for the fiscal year ended June 30, 2007; and



     3. The Statement of Additional Information for The Mainstay Funds, dated September 10, 2007 (File Nos. 33-02610, 811-04550).


PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     Shown below are financial statements for the McMorgan Fund and pro forma financial statements for the combined MainStay Fund, assuming the Reorganization is consummated, as of June 30, 2007. The first table presents Portfolio of Investments for the McMorgan Fund and estimated pro forma figures for the combined MainStay Fund. The second table presents Statements of Assets and Liabilities for the McMorgan Fund and estimated pro forma figures for the combined MainStay Fund. The third table presents Statements of Operations for the McMorgan Fund and estimated pro forma figures for the combined MainStay Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

PRINCIPAL PRESERVATION FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (unaudited)

                                                       MCMORGAN PRINCIPAL                                   PRO FORMA MAINSTAY
                                                       PRESERVATION FUND            ADJUSTMENTS        PRINCIPAL PRESERVATION FUND
                                                   -------------------------   ---------------------   ---------------------------
                                                    PRINCIPAL     AMORTIZED    PRINCIPAL   AMORTIZED     PRINCIPAL     AMORTIZED
                                                     AMOUNT         COST         AMOUNT       COST        AMOUNT         COST
                                                   ----------   ------------   ---------   ---------   -----------   -------------
Fixed Income Securities 99.3%
U.S. Government Agency Notes 10.6%

Federal Home Loan Bank - 2.8%
   5.375%, due 2/28/08                             $5,000,000   $  5,000,000   $           $            $5,000,000   $  5,000,000
                                                                ------------                                         ------------
Federal Home Loan Bank
   (Discount Notes) - 4.6%
   5.14%, due 7/18/07                               5,000,000      4,987,864                             5,000,000      4,987,864
   5.16%, due 7/11/07                               3,375,000      3,370,162                             3,375,000      3,370,162
                                                                ------------                                         ------------
                                                                   8,358,026                                            8,358,026
                                                                ------------                                         ------------
Federal National Mortgage Association
   (Discount Note) - 3.2%
   5.094%, due 9/12/07                              5,947,000      5,885,571                             5,947,000      5,885,571
                                                                ------------                                         ------------
Total U.S. Government Agency Notes
   (Cost $19,243,597)                                             19,243,597                                           19,243,597
                                                                ------------                                         ------------
Certificate of Deposit 4.4%
Royal Bank of Scotland NY
   5.265%, due 3/26/08                       (a)    8,000,000      7,998,390                             8,000,000      7,998,390
                                                                ------------                                         ------------
Total Certificate of Deposit
   (Cost $7,998,390)                                               7,998,390                                            7,998,390
                                                                ------------                                         ------------
Commercial Paper 56.7%
Aluminum Co. of America
   5.26%, due 7/25/07                               2,000,000      1,992,986                             2,000,000      1,992,986
Apache Corp.
   5.34%, due 7/16/07                        (b)    5,000,000      4,988,875                             5,000,000      4,988,875
Cargill Global Fund PLC
   5.28%, due 7/10/07                        (b)    2,265,000      2,262,010                             2,265,000      2,262,010
CIT Group, Inc.
   5.27%, due 7/13/07                        (b)    4,010,000      4,002,956                             4,010,000      4,002,956
Cooperative Association Tractor Dealers
   5.30%, due 7/10/07                               2,000,000      1,997,350                             2,000,000      1,997,350
   5.32%, due 7/2/07                                3,000,000      2,999,557                             3,000,000      2,999,557
   5.37%, due 7/5/07                                2,000,000      1,998,807                             2,000,000      1,998,807
Countrywide Financial Corp.
   5.34%, due 7/5/07                                4,000,000      3,997,627                             4,000,000      3,997,627
DaimlerChrysler Revolving Auto Conduit LLC
   5.27%, due 7/18/07                               5,000,000      4,987,557                             5,000,000      4,987,557
Danske Corp.
   5.24%, due 7/6/07                                8,000,000      7,994,177                             8,000,000      7,994,177
Dealers Capital Access
   5.24%, due 9/7/07                                1,977,000      1,957,432                             1,977,000      1,957,432
Deer Valley Funding LLC
   5.32%, due 7/16/07                        (b)    2,149,000      2,144,236                             2,149,000      2,144,236
   5.32%, due 7/25/07                        (b)    5,000,000      4,982,267                             5,000,000      4,982,267
Duke Energy Corp.
   5.34%, due 8/20/07                               2,726,000      2,705,782                             2,726,000      2,705,782
Macquire Bank Ltd.
   5.28%, due 7/19/07                        (b)    6,500,000      6,482,840                             6,500,000      6,482,840
National Cooperative Services Corp.
   5.30%, due 7/2/07                         (b)    8,070,000      8,068,812                             8,070,000      8,068,812
New Center Asset Trust
   5.28%, due 7/26/07                               2,000,000      1,992,666                             2,000,000      1,992,666
PB Finance, Inc. (Delaware)
   5.305%, due 9/6/07                        (b)    5,000,000      4,950,634                             5,000,000      4,950,634
PepsiAmericas, Inc.
   5.31%, due 7/26/07                               8,000,000      7,970,500                             8,000,000      7,970,500
Polonius, Inc.
   5.29%, due 7/20/07                        (b)    2,200,000      2,193,858                             2,200,000      2,193,858
   5.33%, due 7/5/07                         (b)    5,000,000      4,997,039                             5,000,000      4,997,039
Rio Tinto, Ltd.
   5.30%, due 7/6/07                         (b)    4,000,000      3,997,056                             4,000,000      3,997,056
Southern Co. Funding Corp.
   5.33%, due 7/17/07                        (b)    8,000,000      7,981,049                             8,000,000      7,981,049
Time Warner, Inc.
   5.35%, due 7/12/07                               1,500,000      1,497,548                             1,500,000      1,497,548
UBS Finance Delaware LLC
   5.25%, due 7/6/07                                4,100,000      4,097,011                             4,100,000      4,097,011
                                                                ------------                                         ------------
Total Commercial Paper
   (Cost $103,240,632)                                           103,240,632                                          103,240,632
                                                                ------------                                         ------------
Corporate Bonds 27.6%
American Express Bank
   5.40%, due 11/21/07                       (a)    9,000,000      9,003,524                             9,000,000      9,003,524
American General Finance Corp.

   5.479%, due 1/18/08                       (a)    3,150,000      3,152,198                             3,150,000      3,152,198
Bank One N.A.
   3.70%, due 1/15/08                                 500,000        495,771                               500,000        495,771
BellSouth Corp.
   5.485%, due 11/15/07                      (a)    6,000,000      6,001,801                             6,000,000      6,001,801
CIT Group, Inc.
   5.59%, due 9/20/07                               1,050,000      1,050,353                             1,050,000      1,050,353
   5.60%, due 11/23/07                       (a)    1,000,000      1,000,658                             1,000,000      1,000,658
Citigroup, Inc.
   5.416%, due 11/1/07                       (a)    2,000,000      2,000,577                             2,000,000      2,000,577
Countrywide Financial Corp.
   4.25%, due 12/19/07                              3,000,000      2,983,087                             3,000,000      2,983,087
Dominion Resources, Inc.
   5.66%, due 9/28/07                        (a)    1,400,000      1,400,133                             1,400,000      1,400,133
Fleet Financial Group
   6.375%, due 5/15/08                              4,200,000      4,239,195                             4,200,000      4,239,195
General Electric Capital Corp.
   3.50%, due 8/15/07                                 400,000        399,072                               400,000        399,072
   5.406%, due 1/15/08                       (a)    2,650,000      2,651,268                             2,650,000      2,651,268
Hewlett-Packard Co.
   5.50%, due 7/1/07                                4,500,000      4,500,000                             4,500,000      4,500,000
HSBC Finance Corp.
   4.125%, due 3/11/08                              4,000,000      3,970,188                             4,000,000      3,970,188
IBM Canada Credit Services Co.
   3.75%, due 11/30/07                       (b)      400,000        397,160                               400,000        397,160
John Deere Capital Corp.
   4.50%, due 8/22/07                                 373,000        372,523                               373,000        372,523
Kimberly-Clark Corp.
   7.10%, due 8/1/07                                  360,000        360,509                               360,000        360,509
Midamerican Energy Holdings Co.
   4.625%, due 10/1/07                                320,000        319,194                               320,000        319,194
Morgan Stanley
   5.385%, due 4/25/08                       (a)    5,000,000      5,001,954                             5,000,000      5,001,954
Prudential Insurance Co. of America
   7.65%, due 7/1/07                         (b)      600,000        600,001                               600,000        600,001
Virgina Electric Power
   7.625%, due 7/1/07                                 350,000        350,000                               350,000        350,000
                                                                ------------                                         ------------
Total Corporate Bonds
   (Cost $50,249,166)                                             50,249,166                                           50,249,166
                                                                ------------                                         ------------
Total Fixed Income Securities
   (Cost $180,731,785)                       (c)         99.3%   180,731,785                    --            99.3%   180,731,785

Cash and Other Assets,
Less Liabilities                                          0.7      1,347,769                    --             0.7      1,347,769
                                                   ----------   ------------                   ---      ----------   ------------
Net Assets                                              100.0%  $182,079,554                   $--           100.0%  $182,079,554
                                                   ==========   ============                   ===      ==========   ============

(a)  Floating/variable rate. Rate shown is the rate in effect at June 30, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at June 30, 2007 is $58,048,797 which represents 31.9% of the Fund's net assets.

(c) At June 30, 2007, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

REORGANIZATION OF MCMORGAN PRINCIPAL PRESERVATION FUND INTO MAINSTAY PRINCIPAL PRESERVATION FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2007 (UNAUDITED)


                                                                                          PRO FORMA
                                                        MCMORGAN                          MAINSTAY
                                                        PRINCIPAL                         PRINCIPAL
                                                      PRESERVATION                      PRESERVATION
                                                          FUND        ADJUSTMENTS           FUND
                                                      ------------   -------------      ------------
ASSETS:
   Investment in securities at value
      (cost $180,731,785)                             $180,731,785   $          --      $180,731,785
   Cash                                                      8,289              --             8,289
   Receivables:
      Fund shares sold                                     839,475              --           839,475
      Interest                                             603,555              --           603,555
   Other assets                                             26,871              --            26,871
                                                      ------------   -------------      ------------
      Total assets                                     182,209,975              --       182,209,975
                                                      ------------   -------------      ------------
LIABILITIES:
   Payables:
      Fund shares redeemed                                  56,418              --            56,418
      Distributions                                         15,524              --            15,524
      Professional fees                                     14,318              --            14,318
      Manager                                               16,687              --            16,687
      Transfer agent                                         9,152              --             9,152
      Administration                                         7,647              --             7,647
      Trustees                                                 407              --               407
   Accrued expenses                                         10,268              --            10,268
                                                      ------------   -------------      ------------
         Total liabilities                                 130,421              --           130,421
                                                      ------------   -------------      ------------
Net Assets                                            $182,079,554              --      $182,079,554
                                                      ============   =============      ============
NET ASSETS CONSIST OF:
Share of beneficial interest outstanding (par value
   of $.01 per share) unlimited number of shares
   authorized:
   Class I                                            $         --       1,820,962(a)   $  1,820,962
   Additional Paid-in Capital                          182,078,952      (1,820,962)(a)   180,257,990
   Accumulated net realized gain on investments                602              --               602
                                                      ------------   -------------      ------------
                                                      $182,079,554              --      $182,079,554
                                                      ============   =============      ============
Net Assets:
   Class I                                            $         --     182,079,554      $182,079,554
   McMorgan Fund Class                                 182,079,554    (182,079,554)(a)            --
                                                      ============   =============      ============
Shares Outstanding:
   Class I                                                      --     182,096,197(a)    182,096,197
   McMorgan Fund Class                                 182,096,197    (182,096,197)(a)            --
                                                      ============   =============      ============
Net asset value and offering price per share
   outstanding:
   Class I                                            $         --            1.00(a)   $       1.00
   McMorgan Fund Class                                $       1.00           (1.00)(a)  $         --
                                                      ============   =============      ============



(a) Reflects adjustments that holders of McMorgan Fund Class shares of the McMorgan Principal Preservation Fund will receive Class I shares of the MainStay Principal Preservation Fund. The MainStay Principal Preservation Fund does not offer McMorgan Fund Class shares.


See accompanying notes to financial statements.

REORGANIZATION OF MCMORGAN PRINCIPAL PRESERVATION FUND INTO MAINSTAY PRINCIPAL PRESERVATION FUND
PRO FORMA STATEMENT OF OPERATIONS
AT JUNE 30, 2007 (UNAUDITED)

                                                                                      PRO FORMA
                                                        MCMORGAN                      MAINSTAY
                                                        PRINCIPAL                     PRINCIPAL
                                                      PRESERVATION                  PRESERVATION
                                                          FUND       ADJUSTMENTS        FUND
                                                      ------------   -----------    ------------
Income:
   Interest                                            $9,168,412    $      --       $9,168,412
                                                       ----------    ---------       ----------
Expenses:
   Manager                                                425,850           --          425,850
   Administration                                          83,183      (83,183)(a)           --
   Professional fees                                       63,531           --           63,531
   Recordkeeping                                           49,319       (5,618)(b)       43,701
   Transfer agent                                          35,422      (28,560)(a)        6,862
   Trustees                                                31,188           --           31,188
   Registration                                            19,959           --           19,959
   Custodian                                               18,096           --           18,096
   Shareholder communication                               14,834           --           14,834
   Miscellaneous                                           38,042      (22,800)(a)       15,242
                                                       ----------    ---------       ----------
      Total expenses                                      779,424     (140,161)         639,263
   Expense reimbursement from Manager                    (268,400)     140,157(a)      (128,243)
                                                       ----------    ---------       ----------
      Net expenses                                        511,024           (4)         511,020
                                                       ----------    ---------       ----------
Net investment income                                   8,657,388            4        8,657,392
                                                       ----------    ---------       ----------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                         1,618           --            1,618
   Net increase from payment by affiliates due to
      the disposal of investments in violation of
      restrictions                                             14           --               14
                                                       ----------    ---------       ----------
Increase in net assets from operations                 $8,659,020    $       4       $8,659,024
                                                       ==========    =========       ==========

(a) Reflects adjustment in expenses based upon contractual fee arrangements of the surviving fund.

(b) Reflects the elimination of duplicative costs as a result of the reorganization.

REORGANIZATION OF MCMORGAN PRINCIPAL PRESERVATION INTO MAINSTAY PRINCIPAL PRESERVATION
PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
AT JUNE 30, 2007 (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

At meetings on June 6, 2007 and June 7, 2007, the Board of Trustees of the McMorgan Funds and the Board of Trustees of The MainStay Funds (the "Trust"), approved the combination whereby, MainStay Principal Preservation Fund, a newly created series of the Trust, will acquire all of the assets of McMorgan Principal Preservation Fund, a series of the McMorgan Funds, and assume the known liabilities of such Fund, in exchange for a number of shares of MainStay Principal Preservation Fund equal in value to the net assets of the McMorgan Principal Preservation Fund (the "Reorganization"). The Reorganization is subject to the approval of the shareholders of McMorgan Principal Preservation Fund.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2007. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of McMorgan Principal Preservation Fund at June 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of McMorgan Principal Preservation Fund for the year ended June 30, 2007. These statements have been derived from the Fund's respective books and records utilized in calculating daily net asset value at the date indicated above for McMorgan Principal Preservation Fund under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward by the surviving entity, the MainStay Principal Preservation Fund, although the McMorgan Principal Preservation Fund will be deemed the accounting survivor of the Reorganization.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of the McMorgan Principal Preservation Fund that are incorporated by reference in the Statement of Additional Information. There is no historical information for the MainStay Principal Preservation Fund as it is a newly created fund.

NOTE 2 - SECURITY VALUATION:

The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.

All securities held in the portfolio of the Fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Fund's investment adviser or designee, are valued at fair value as determined in good faith by the Funds' Board of Trustees. Such fair valuation is determined by taking into account relevant factors and surrounding circumstances. At June 30, 2007, there were no securities that were valued in such manner.

NOTE 3 - CAPITAL SHARES:


The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of McMorgan Principal Preservation Fund by MainStay Principal Preservation Fund as of June 30, 2007. The number of retired shares was calculated by dividing the net asset value of the McMorgan Principal Preservation Fund by the net asset value per share of MainStay Principal Preservation Fund. As of June 30, 2007, the number of outstanding shares of the McMorgan Principal Preservation Fund was 182,096,197 If the Reorganization was effected on June 30, 2007, shareholders of the McMorgan Principal Preservation Fund would have received 182,096,197 Class I shares of the MainStay Principal Preservation Fund in the Reorganization.


NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on June 30, 2007. McMorgan Principal Preservation Fund expenses were adjusted assuming MainStay Principal Preservation Fund's fee structure was in effect for the year ended June 30, 2007.

NOTE 5 - USE OF ESTIMATES:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6 - FEDERAL INCOME TAXES:

Each of the Funds is treated as a separate entity for federal income tax purposes. The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. By doing so, the Fund will be relived from all or substantially all of federal and state income and excise taxes.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Both parties must sign. The names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

                REGISTRATION                                  VALID
                ------------                  ------------------------------------
CORPORATE ACCOUNTS
(1) ABC Corp. .............................   ABC Corp. John Doe, Treasurer
(2) ABC Corp. .............................   John Doe
(3) ABC Corp. c/o John Doe ................   John Doe
(4) ABC Corp. Profit Sharing Plan .........   John Doe

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership ...................   Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership ..   Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust .............................   Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78 ...   Jane B. Doe, Trustee u/t/d/ 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Custodian
    f/b/o John B. Smith, Jr. UGMA/UTMA ....   John B. Smith, Custodian f/b/o/
                                              John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith ...............   John B. Smith, Jr.,
                                              Executor
                                              Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

     1. AUTHORIZE YOUR PROXY THROUGH THE INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on, you will need the control number found on your proxy card.

     2. AUTHORIZE YOUR PROXY BY TELEPHONE. Have your voting instruction card available. Call 1-800-830-3542 toll-free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.


     3. VOTE BY MAIL. Complete, date and sign your proxy card and mail it in the enclosed postage-paid envelope.

     4.   VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY TABULATOR                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT
P.O. BOX 859232                   *** 3 EASY WAYS TO VOTE YOUR PROXIES ***
BRAINTREE, MA 02185-9232



                         CALL:   To vote by phone call toll-free 1-800-830-3542
                                 and follow the recorded instructions.
                         LOG-ON: Vote on the internet at www.2voteproxy.com and
                                 follow the on-screen instructions.
123 456 789 012 34       MAIL:   Return the signed proxy card in the enclosed
                                 envelope.



MCMORGAN FUNDS               SPECIAL MEETING OF SHAREHOLDERS OF THE:
MCMORGAN PRINCIPAL PRESERVATION FUND TO BE HELD ON NOVEMBER 20, 2007



          The undersigned shareholder of the McMorgan Principal Preservation Fund (the "Fund"), a series of the McMorgan Funds (the "Trust"), hereby constitutes and appoints Jeffrey Engelsman, Teresa Matzelle, Vincent Bencivenga, and Mark Taylor, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the fund held in his or her name on the books of the Fund and which he or she is entitled to vote at the Special meeting of Shareholders of the Fund, to be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time, and at any adjournments or postponements of the Special Meeting with al the powers that the undersigned would possess if personally present, and designated on the reverse hereof.



          The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special meeting of Shareholders of the Fund and the Proxy Statement / Prospectus dated September 24, 2007.



          The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the proposals set forth on the proxy card and described in the Proxy Statement / Prospectus.



          The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.



THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, WHICH RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPCIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.



                         YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN, AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE, IF YOU DO NOT WISH TO VOTE BY INTERNET OR BY PHONE.



                         Dated
                               -----------------------




                         -------------------------------------------------------
                         Signature(s) of Participant(s) (PLEASE SIGN IN THE BOX)



                         Please sign exactly as your name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such.



                                                                            CGCM

PLEASE FILL IN BOX (ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS. [X]



          YOUR PROXY IS IMPORTANT TO ASSURE A QUORUM AT THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUND WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING IN PERSON. YOU MAY REVOKE THIS PROXY AT ANY TIME AND THE GIVING OF IT WILL NOT AFFECT YOUR RIGHT TO ATTEND THE SPECIAL MEETING AND ATTEND IN PERSON.



          UNLESS A CONTRARY DIRECTION IS INDICATED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED FOR APPROVAL OF THE PROPOSAL; IF SPECIFIC INSTRUCTIONS ARE INDICATED, THIS PROXY WILL BE VOTED IN ACCORDANCE WITH SUCH INSTRUCTIONS.



                                                         FOR   AGAINST   ABSTAIN
                                                         ---   -------   -------
1.   To approve an Agreement and Plan of                 [ ]     [ ]       [ ]
     Reorganization providing for (i) the acquisition
     of all of the assets and the assumption of the
     known liabilities of the Fund by the MainStay
     Principal Preservation Fund (the "MainStay
     Fund"), a series of The MainStay Funds, in
     exchange for Class I shares of the MainStay Fund
     having an aggregate net asset value equal to the
     aggregate net asset value of the shares of the
     Fund, (ii) the distribution of such Class I shares
     to the shareholders of the Fund in exchange for
     the shares of the Fund held by such shareholders,
     and (iii) the subsequent liquidation and
     dissolution of the Fund.

     Please check this box if plan to attend the         [ ]
     Special Meeting

     PLEASE VOTE CHECKING THE APPROPRIATE BOX AS IN      [X]
     THIS EXAMPLE:



                    PLEASE SIGN AND DATE ON THE REVERSE SIDE



                                                                           MCM01

                               THE MAINSTAY FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The Mainstay Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested

Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16.*

     (b) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 11.*

     (c) Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 23.*

     (d)  Form of Declaration of Trust as Amended and Restated December 31, 1994
          - Previously filed as Exhibit a(4) to Post-Effective Amendment No.
          53.*

     (e) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(e) to Post-Effective Amendment No. 28.*

     (f) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35.*

     (g) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(h) to Post-Effective Amendment No. 38.*

     (h) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(i) to Post-Effective Amendment No. 47.*

     (i) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51.*

     (j) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51.*

     (k) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55.*

     (l) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58.*

     (m) Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65.*

     (n) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65.*

     (o) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share - Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65.*

     (p) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74.*

     (q) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 74.*

     (r) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 74.*

     (s) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(19) to Post-Effective Amendment No. 74.*

     (t) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit
          (a)(20) to Post-Effective Amendment No. 80.*


     (u) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit 1(u) to Registration Statement on Form N-14 with respect to MainStay Principal Preservation Fund filed on August 10, 2007.*


(2) Amended and Restated By-Laws dated May 23, 2005 - Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 80.*

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization - Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated December 31, 1994 (See above).


(6) (a) Form of Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC - Previously filed as Exhibit 6(a) to Registration Statement on Form N-14 with respect to MainStay Principal Preservation Fund filed on August 10, 2007.*


     (b) (1) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC - Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 80.*

          (2) Second Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Markston International LLC - Previously filed as (d)(2)(b) to Post-Effective Amendment No. 80.*

          (3) Sub-Advisory Agreement between New York Life Investment Management LLC and Jennison Associates LLC - Previously filed as Exhibit (d)(2)(c) to Post-Effective Amendment No. 80.*

          (4) Sub-Advisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. - Previously filed as Exhibit (d)(2)(d) to Post-Effective Amendment No. 80.*

          (5) Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC - Previously filed as Exhibit (d)(2)(e) to Post-Effective Amendment No. 84.*


          (6) Form of Sub-Advisory Agreement between New York Life Investment Management LLC and McMorgan & Company LLC - Previously filed as
               Exhibit 6(b)(6) to Registration Statement on Form N-14 with respect to MainStay Principal Preservation Fund filed on August 10, 2007.*

(7) (a) Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80.*

     (b)  Form of Soliciting Dealer Agreement - Previously filed as Exhibit
          (e)(2) to Post-Effective Amendment No. 80.*

(8)  Not applicable.

(9) (a) Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80.*

     (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 84.*

     (c) Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 80.*

     (d) Amendment to Delegation Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 84.*

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) - Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80.*

     (b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80.*

     (c) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80.*

     (d) Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) - Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80.*

     (e) Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) - Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80.*

     (f) (1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 previously filed as Exhibit (n) to Post-Effective Amendment No. 84.


          (2) Form of Amendment to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 to add new series - Previously filed as
               Exhibit 10(f)(2) to Registration Statement on Form N-14 with respect to MainStay Principal Preservation Fund filed on August 10, 2007.*

(11) Opinion and consent of counsel as to the legality of the shares being registered filed herewith.


(12) Opinion and consent of Sutherland Asbill & Brennan LLP regarding tax matters - to be filed by amendment.

(13) (a)  (1)  Amended and Restated Transfer Agency and Service Agreement -
               Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 80.*

          (2) Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(d) to Post-Effective Amendment No. 51.*

               (A) Amended and Restated Schedule A to the Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(b)(i) to Post-Effective Amendment No. 54.*

     (b) Form of Guaranty Agreement - Equity Index Fund -- Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53.*

     (c) Amended and Restated Service Agreement with New York Life Benefit Services, Inc. - Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80.*

     (d) Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80.*

     (e) Shareholder Services Plan (Class R1 shares) - Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80.*

     (f) Shareholder Services Plan (Class R2 shares) - Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80.*

     (g) Shareholder Services Plan (Class R3 shares) - Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80.*

     (h) Expense Limitation Agreement - Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 84.*

     (i)  Amendment to Fund Accounting Agreement - Previously filed as Exhibit
          (h)(9) to Post-Effective Amendment No. 80.*

     (j)  Form of Indemnification Agreement - Previously filed as Exhibit
          (h)(10) to Post-Effective Amendment No. 80.*

     (k) Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80.*

     (l) Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 84.*


(14) (a)  Consent of Registered Public Accounting Firm filed herewith.



     (b)  Consent of Registered Public Accounting Firm filed herewith.


(15) Not applicable.

(16) Powers of attorney - Previously filed as Exhibit 16 to Registration Statement on Form N-14 with respect to MainStay Principal Preservation Fund filed on August 10, 2007.*

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany in the State of New Jersey, on the 6th day of September, 2007.


                                        THE MAINSTAY FUNDS


                                        By: /s/ Stephen P. Fisher
                                            ------------------------------------
                                        Name: Stephen P. Fisher
                                        Title: President


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated on September 6, 2007:


SIGNATURE                                                TITLE
---------                               --------------------------------------


/s/ Susan B. Kerley*                    Trustee
-------------------------------------
Susan B. Kerley


/s/ Alan R. Latshaw*                    Trustee
-------------------------------------
Alan R. Latshaw


/s/ Peter Meenan*                       Trustee
-------------------------------------
Peter Meenan


/s/ Brian A. Murdock*                   Trustee and Chief Executive Officer
-------------------------------------
Brian A. Murdock


/s/ Richard H. Nolan, Jr.*              Trustee
-------------------------------------
Richard H. Nolan, Jr.


/s/ Richard S. Trutanic*                Trustee
-------------------------------------
Richard S. Trutanic



/s/ Roman L. Weil*                      Trustee
-------------------------------------
Roman L. Weil


/s/ John A. Weisser*                    Trustee
-------------------------------------
John A. Weisser


/s/ Jack Benintende                     Treasurer and Principal Financial and
-------------------------------------   Accounting Officer
Jack Benintende


*By: /s/ Marguerite E.H. Morrison
     --------------------------------
     Marguerite E.H. Morrison
     As Attorney-in-Fact*



*    PURSUANT TO POWERS OF ATTORNEY.